UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 60.4%
Aerospace & Defense — 1.8%
1,000	General Dynamics Corp.	$75,400
20,800	Honeywell International, Inc.	1,165,008
6,700	The Boeing Co.	465,516
8,400	United Technologies Corp.	682,920

		2,388,844

Air Freight & Logistics — 0.5%
8,600	United Parcel Service, Inc. Class B	615,932

Auto Components — 0.2%
5,300	Johnson Controls, Inc.	203,467

Automobiles* — 0.4%
33,000	Ford Motor Co.	526,350

Beverages — 1.3%
2,500	PepsiCo, Inc.	160,775
25,500	The Coca-Cola Co.	1,602,675

		1,763,450

Biotechnology* — 0.1%
500	Celgene Corp.	25,765
700	Dendreon Corp.	24,528
800	Genzyme Corp.	58,680

		108,973

Building Products — 0.6%
15,400	Armstrong World Industries, Inc.	625,394
14,000	Masco Corp.	186,480

		811,874

Capital Markets — 0.9%
7,200	Bank of New York Mellon Corp.	224,856
900	BlackRock, Inc.	178,218
17,400	Morgan Stanley & Co.	511,560
1,000	State Street Corp.	46,720
2,400	T. Rowe Price Group, Inc.	158,208
1,000	Waddell & Reed Financial, Inc.	36,120

		1,155,682

Chemicals — 1.3%
22,600	E.I. du Pont de Nemours and Co.	1,145,368
1,939	Monsanto Co.	142,284
11,800	The Dow Chemical Co.	418,664

		1,706,316

Commercial Banks — 1.9%
13,700	BancorpSouth, Inc.(a)	214,268
3,980	BB&T Corp.	110,007
1,000	PNC Financial Services Group, Inc.	60,000
2,700	SunTrust Banks, Inc.	82,161
6,900	U.S. Bancorp	186,300

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
33,580	Valley National Bancorp	$454,338
44,800	Wells Fargo & Co.	1,452,416

		2,559,490

Commercial Services & Supplies — 0.4%
16,500	Pitney Bowes, Inc.	400,620
8,200	R.R. Donnelley & Sons Co.	145,304

		545,924

Communications Equipment — 1.1%
11,800	Cisco Systems, Inc.*	249,570
2,200	Juniper Networks, Inc.*	81,664
20,200	QUALCOMM, Inc.	1,093,426

		1,424,660

Computers & Peripherals — 2.5%
7,200	Apple, Inc.*(b)	2,443,104
2,600	Dell, Inc.*	34,216
7,600	Diebold, Inc.	233,016
13,400	Hewlett-Packard Co.	612,246
600	NetApp, Inc.*	32,838

		3,355,420

Consumer Finance — 0.4%
8,500	Capital One Financial Corp.	409,360
8,700	Discover Financial Services	179,133

		588,493

Distributors — 0.1%
3,100	Genuine Parts Co.	160,425

Diversified Consumer Services — 0.1%
7,700	H&R Block, Inc.	96,404

Diversified Financial Services — 2.6%
89,000	Bank of America Corp.	1,221,970
186,313	Citigroup, Inc.*	898,029
42,300	Interactive Brokers Group, Inc. Class A	683,991
8,700	JPMorgan Chase & Co.	390,978
6,900	NYSE Euronext	219,489

		3,414,457

Diversified Telecommunication Services — 1.7%
53,950	AT&T, Inc.	1,484,704
20,300	Verizon Communications, Inc.	723,086

		2,207,790

Electric Utilities — 1.6%
31,600	Duke Energy Corp.	565,008
8,900	Exelon Corp.	378,339
4,100	NextEra Energy, Inc.	219,186
7,500	Progress Energy, Inc.	336,900
17,800	Southern Co.	669,636

		2,169,069

Electrical Equipment — 0.2%
4,700	Emerson Electric Co.	276,736

Electronic Equipment, Instruments & Components — 0.6%
6,800	Corning, Inc.	151,028

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
3,600	Jabil Circuit, Inc.	$72,756
13,300	Molex, Inc.(a)	347,795
11,000	Molex, Inc. Class A	239,360

		810,939

Energy Equipment & Services — 1.6%
2,000	Baker Hughes, Inc.	137,020
10,600	Halliburton Co.	477,000
2,200	National-Oilwell Varco, Inc.	162,580
6,500	Schlumberger Ltd.	578,435
7,000	SEACOR Holdings, Inc.	739,830

		2,094,865

Food & Staples Retailing — 1.2%
3,100	CVS Caremark Corp.	106,020
19,400	Sysco Corp.	565,316
9,181	Wal-Mart Stores, Inc.	514,779
10,300	Walgreen Co.	416,532

		1,602,647

Food Products — 0.8%
7,600	ConAgra Foods, Inc.	169,708
13,000	H.J. Heinz Co.	617,500
10,300	Kraft Foods, Inc.	314,871

		1,102,079

Gas Utilities — 0.1%
2,700	ONEOK, Inc.	159,003

Health Care Equipment & Supplies — 0.9%
15,300	Baxter International, Inc.	741,897
12,100	Medtronic, Inc.	463,672

		1,205,569

Health Care Providers & Services — 1.0%
9,200	Cardinal Health, Inc.	381,892
2,600	CIGNA Corp.	109,252
1,400	Express Scripts, Inc.*	78,862
19,000	UnitedHealth Group, Inc.	779,950

		1,349,956

Hotels, Restaurants & Leisure — 0.7%
2,600	Las Vegas Sands Corp.*	120,874
7,000	McDonald’s Corp.	515,690
2,200	Wyndham Worldwide Corp.	61,886
1,300	Wynn Resorts Ltd.	151,229
500	Yum! Brands, Inc.	23,380

		873,059

Household Durables — 0.3%
1,100	Garmin Ltd.(a)	33,913
17,800	Leggett & Platt, Inc.	401,034

		434,947

Household Products — 2.2%
2,500	Colgate-Palmolive Co.	191,925
13,500	Kimberly-Clark Corp.	873,855
28,300	The Procter & Gamble Co.	1,786,579

		2,852,359

Shares	Description	Value
Common Stocks — (continued)
Independent Power Producers & Energy Traders* — 0.1%
6,200	The AES Corp.	$76,880

Industrial Conglomerates — 0.9%
2,100	3M Co.	184,632
47,900	General Electric Co.	964,706

		1,149,338

Insurance — 2.5%
1,100	ACE Ltd.	67,749
1,700	Aflac, Inc.	97,886
2,200	American International Group, Inc.*(a)	88,770
2,600	Berkshire Hathaway, Inc. Class B*	212,550
24,300	Cincinnati Financial Corp.	778,572
3,800	Lincoln National Corp.	109,592
6,800	Mercury General Corp.	288,660
10,700	MetLife, Inc.	489,739
12,700	Principal Financial Group, Inc.	416,179
1,800	Prudential Financial, Inc.	110,718
33,400	The Progressive Corp.	661,654

		3,322,069

Internet & Catalog Retail* — 0.4%
2,300	Amazon.com, Inc.	390,172
200	Priceline.com, Inc.	85,704

		475,876

Internet Software & Services* — 0.9%
3,100	Akamai Technologies, Inc.	149,815
2,400	eBay, Inc.	72,864
1,500	Google, Inc.	900,540

		1,123,219

IT Services — 1.9%
6,500	Automatic Data Processing, Inc.	311,350
6,900	International Business Machines Corp.	1,117,800
28,800	Paychex, Inc.	921,600
3,000	Visa, Inc.	209,550

		2,560,300

Machinery — 1.7%
7,500	Caterpillar, Inc.	727,575
2,800	Cummins, Inc.	296,464
5,400	Deere & Co.	490,860
11,700	Illinois Tool Works, Inc.	625,833
1,800	Joy Global, Inc.	156,924

		2,297,656

Media — 1.9%
2,700	CBS Corp. Class B	53,541
27,500	Comcast Corp.	625,625
9,600	Comcast Corp. Special Class A	205,824
4,100	News Corp.	61,582
18,100	News Corp. Class B	300,098
7,000	Regal Entertainment Group	85,120

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
4,500	The McGraw-Hill Cos., Inc.	$175,410
16,100	The Walt Disney Co.	625,807
4,400	Thomson Reuters Corp.	176,044
3,800	Time Warner Cable, Inc.	257,785

		2,566,836

Metals & Mining — 1.1%
1,100	Cliffs Natural Resources, Inc.	94,006
7,900	Freeport-McMoRan Copper & Gold, Inc.	859,125
2,100	Newmont Mining Corp.	115,647
5,900	Nucor Corp.	270,869
1,600	Royal Gold, Inc.	74,240
2,300	Southern Copper Corp.	103,086

		1,516,973

Multi-Utilities — 0.2%
5,700	Dominion Resources, Inc.	248,178
1,000	Public Service Enterprise Group, Inc.	32,430

		280,608

Multiline Retail — 0.3%
11,600	J.C. Penney Co., Inc.	372,012
1,200	Macy’s, Inc.	27,780

		399,792

Office Electronics — 0.4%
48,300	Xerox Corp.	512,946

Oil, Gas & Consumable Fuels — 5.7%
2,700	Anadarko Petroleum Corp.	208,116
600	Apache Corp.	71,616
9,600	Chesapeake Energy Corp.	283,488
6,214	Chevron Corp.	589,895
22,900	ConocoPhillips	1,636,434
700	Devon Energy Corp.	62,083
35,903	Exxon Mobil Corp.	2,896,654
7,900	Marathon Oil Corp.	361,030
8,400	Occidental Petroleum Corp.	812,112
9,200	Spectra Energy Corp.	241,316
14,200	The Williams Cos., Inc.	383,258

		7,546,002

Paper & Forest Products — 0.1%
1,000	International Paper Co.	28,880
1,500	MeadWestvaco Corp.	42,945

		71,825

Pharmaceuticals — 4.1%
15,800	Abbott Laboratories	713,528
18,000	Eli Lilly & Co.	625,860
20,800	Johnson & Johnson	1,243,216
44,100	Merck & Co., Inc.	1,462,797
73,800	Pfizer, Inc.	1,344,636

		5,390,037

Real Estate Investment Trusts — 0.9%
12,500	Host Hotels & Resorts, Inc.	231,375
2,200	Kimco Realty Corp.	39,798

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
7,700	ProLogis	$114,884
4,000	Simon Property Group, Inc.	405,800
3,300	SL Green Realty Corp.	240,108
2,700	The Macerich Co.	131,470

		1,163,435

Road & Rail — 0.6%
4,300	CSX Corp.	303,580
5,100	Union Pacific Corp.	482,613

		786,193

Semiconductors & Semiconductor Equipment — 2.3%
16,200	Applied Materials, Inc.	254,178
400	First Solar, Inc.*	61,832
39,100	Intel Corp.	839,086
2,700	Intersil Corp.	40,824
7,200	KLA-Tencor Corp.	317,376
1,700	Linear Technology Corp.	59,143
32,800	Maxim Integrated Products, Inc.	846,896
5,000	Microchip Technology, Inc.	182,350
11,000	Texas Instruments, Inc.	373,010

		2,974,695

Software — 2.4%
81,440	Microsoft Corp.	2,257,924
24,600	Oracle Corp.	787,938
300	Salesforce.com, Inc.*	38,742
1,800	VMware, Inc.*	153,936

		3,238,540

Specialty Retail — 1.7%
900	Abercrombie & Fitch Co.	45,369
4,800	Best Buy Co., Inc.	163,200
20,300	Foot Locker, Inc.	362,558
5,300	Guess?, Inc.	226,734
24,400	Limited Brands, Inc.	713,456
15,200	Lowe’s Cos., Inc.	376,960
2,800	The Gap, Inc.	53,956
4,900	The Home Depot, Inc.	180,173
2,900	Tiffany & Co.	168,577

		2,290,983

Thrifts & Mortgage Finance — 0.0%
3,300	New York Community Bancorp, Inc.	60,456

Tobacco — 1.0%
8,400	Philip Morris International, Inc.	480,816
27,000	Reynolds American, Inc.	858,870

		1,339,686

Wireless Telecommunication Services* — 0.2%
1,400	American Tower Corp.	71,204
30,900	Sprint Nextel Corp.	139,668

		210,872

TOTAL COMMON STOCKS		$79,920,396

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 7.7%
Banks — 2.6%
Astoria Financial Corp.(c)
$150,000	5.750%	10/15/12	$154,405
Bank of America Corp.
150,000	5.625	07/01/20	154,110
75,000	5.875	01/05/21	78,279
Bank of Montreal(d)
300,000	2.625	01/25/16	299,721
BBVA Bancomer SA(d)
125,000	7.250	04/22/20	129,431
Cie de Financement Foncier(d)
200,000	1.625	07/23/12	200,595
Citigroup, Inc.
100,000	6.375	08/12/14	111,701
150,000	5.000	09/15/14	156,982
50,000	5.375	08/09/20	51,020
DnB NOR Boligkreditt(d)
300,000	2.100	10/14/15	290,162
Fifth Third Bancorp
125,000	3.625	01/25/16	125,954
HSBC Bank USA NA
100,000	6.000	08/09/17	107,917
ING Bank NV(d)
200,000	2.500	01/14/16	195,838
JPMorgan Chase & Co.
75,000	7.250	02/01/18	88,343
75,000	6.300	04/23/19	84,292
JPMorgan Chase Capital XXV
75,000	6.800	10/01/37	76,804
Lloyds TSB Bank PLC(d)
100,000	6.500	09/14/20	93,355
Resona Preferred Global Securities Ltd.(c)(d)(e)
150,000	7.191	07/30/49	153,645
Royal Bank of Scotland PLC
100,000	4.875 (d)	08/25/14	102,758
100,000	5.625	08/24/20	95,673
Sparebanken 1 Boligkreditt(d)
400,000	1.250	10/25/13	398,185
Stadshypotek AB(d)
300,000	1.450	09/30/13	298,289

			3,447,459

Brokerage — 0.2%
Merrill Lynch & Co., Inc.
100,000	6.400	08/28/17	107,574
Morgan Stanley & Co.(c)
200,000	6.625	04/01/18	216,458

			324,032

Chemicals(c) — 0.1%
The Dow Chemical Co.
125,000	7.600	05/15/14	145,193

Diversified Manufacturing — 0.0%
General Electric Co.
50,000	5.250	12/06/17	53,858

Electric(c) — 0.2%
Arizona Public Service Co.
100,000	5.800	06/30/14	110,827

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Electric(c) — (continued)
Progress Energy, Inc.
$75,000	7.000%	10/30/31	$86,007
Puget Sound Energy, Inc.(e)
50,000	6.974	06/01/67	49,000

			245,834

Energy — 0.9%
Anadarko Petroleum Corp.(c)
100,000	6.375	09/15/17	110,214
BP Capital Markets PLC
50,000	5.250	11/07/13	54,489
75,000	3.875	03/10/15	78,442
75,000	4.500 (c)	10/01/20	75,512
Dolphin Energy Ltd.(c)(d)
92,290	5.888	06/15/19	98,520
Gaz Capital SA for Gazprom(f)
130,000	9.250	04/23/19	159,575
Nexen, Inc.(c)
30,000	6.400	05/15/37	28,624
100,000	7.500	07/30/39	107,764
Petrobras International Finance Co.(c)
60,000	5.375	01/27/21	60,381
Petroleos Mexicanos(c)
200,000	8.000	05/03/19	240,000
Transocean, Inc.(c)
25,000	4.950	11/15/15	26,294
125,000	6.500	11/15/20	135,319

			1,175,134

Food & Beverage — 0.2%
Anheuser-Busch InBev Worldwide, Inc.(c)(d)
175,000	7.750	01/15/19	216,039
Kraft Foods, Inc.
75,000	6.500	02/09/40	79,748

			295,787

Gaming(c)(d) — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp.
125,000	7.625	01/15/16	128,125

Health Care — Medical Products(c) — 0.3%
Boston Scientific Corp.
125,000	4.500	01/15/15	128,284
Hospira, Inc.
50,000	5.600	09/15/40	47,733
Life Technologies Corp.
175,000	5.000	01/15/21	174,548

			350,565

Life Insurance(c) — 0.4%
MetLife, Inc.
150,000	4.750	02/08/21	152,612
Prudential Financial, Inc.
175,000	4.500	11/15/20	171,573
Reinsurance Group of America, Inc.(e)
75,000	6.750	12/15/65	72,563
The Northwestern Mutual Life Insurance Co.(d)
125,000	6.063	03/30/40	134,296

			531,044

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligation — (continued)
Media — Cable — 0.1%
Comcast Holdings Corp.
$125,000	10.625%	07/15/12	$140,929

Media — Non Cable(c) — 0.2%
DISH DBS Corp.
125,000	7.125	02/01/16	130,625
NBC Universal, Inc.(d)
75,000	4.375	04/01/21	72,270

			202,895

Metals & Mining(c) — 0.3%
Anglo American Capital PLC(d)
100,000	9.375	04/08/19	134,596
Freeport-McMoRan Copper & Gold, Inc.
125,000	8.375	04/01/17	139,375
Teck Resources Ltd.
100,000	10.750	05/15/19	129,000

			402,971

Noncaptive — Financial(c) — 0.1%
Capital One Capital III
50,000	7.686	08/15/36	50,750
Discover Financial Services
50,000	10.250	07/15/19	63,654
SLM Corp.
75,000	6.250	01/25/16	75,416

			189,820

Pipelines — 0.6%
DCP Midstream LLC(c)(d)
25,000	9.750	03/15/19	32,297
El Paso Natural Gas Co.
75,000	7.500	11/15/26	82,912
El Paso Pipeline Partners Operating Co. LLC(c)
25,000	6.500	04/01/20	26,688
Energy Transfer Partners LP(c)
100,000	5.950	02/01/15	110,681
50,000	9.000	04/15/19	63,583
Enterprise Products Operating LLC(c)(e)
100,000	8.375	08/01/66	107,749
100,000	7.034	01/15/68	104,359
Tennessee Gas Pipeline Co.
50,000	7.500	04/01/17	58,084
The Williams Cos., Inc.(c)
50,000	8.750	03/15/32	60,806
TransCanada PipeLines Ltd.(c)(e)
100,000	6.350	05/15/67	99,500

			746,659

Property/Casualty Insurance(c) — 0.4%
Aspen Insurance Holdings Ltd.
100,000	6.000	08/15/14	107,666
Endurance Specialty Holdings Ltd.
50,000	6.150	10/15/15	53,101
QBE Insurance Group Ltd.(d)(e)
225,000	5.647	07/01/23	211,911
The Chubb Corp.(e)
100,000	6.375	03/29/67	106,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance(c) — (continued)
Transatlantic Holdings, Inc.
$75,000	8.000%	11/30/39	$76,908

			556,086

Real Estate Investment Trusts(c) — 0.5%
Developers Diversified Realty Corp.
75,000	7.500	04/01/17	84,656
HCP, Inc.
125,000	5.375	02/01/21	125,908
Liberty Property LP
100,000	4.750	10/01/20	99,368
ProLogis(f)
75,000	1.875	11/15/37	74,166
Simon Property Group LP
125,000	10.350	04/01/19	170,569
WEA Finance LLC(d)
100,000	5.400	10/01/12	106,083

			660,750

Schools(c) — 0.1%
Rensselaer Polytechnic Institute
150,000	5.600	09/01/20	153,113

Technology — Hardware(c)(d) — 0.1%
CommScope, Inc.
75,000	8.250	01/15/19	77,813

Tobacco — 0.1%
Altria Group, Inc.
50,000	9.700	11/10/18	64,859

Wirelines Telecommunications(c) — 0.2%
Qwest Corp.
75,000	8.375	05/01/16	89,812
Telecom Italia Capital
225,000	4.950	09/30/14	231,308

			321,120

TOTAL CORPORATE OBLIGATIONS			$10,214,046

Mortgage-Backed Obligations — 18.1%
Collateralized Mortgage Obligations — 3.6%
Adjustable Rate Non-Agency(e) — 2.6%
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
$402,211	2.887%	02/25/37	$384,166
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
256,987	0.560	08/25/35	177,679
Countrywide Alternative Loan Trust Series 2005-38, Class A3
279,278	0.610	09/25/35	196,385
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
21,399	3.095	11/20/34	17,935
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
305,688	0.520	01/25/36	223,845
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
403,339	3.084	07/25/35	367,621
Lehman XS Trust Series 2005-7N, Class 1A1A
173,026	0.530	12/25/35	129,852
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
550,998	0.450	07/25/47	356,541

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(e) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
$271,751	2.577%	06/25/34	$253,704
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
31,152	2.735	11/25/34	27,840
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
293,668	0.550	07/25/45	254,168
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
469,696	0.580	08/25/45	411,572
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
632,457	6.171	12/28/37	482,514
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
190,427	2.894	10/25/35	189,986

			3,473,808

Interest Only(g) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
17,709	5.500	06/25/33	1,044
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(d)(e)
1,768,905	1.192	03/13/40	3,653
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
46,760	5.250	07/25/33	2,213
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(e)(h)
54,155	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(e)(h)
68,358	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(e)(h)
135,055	0.000	06/25/34	919
FNMA REMIC Series 2004-62, Class DI(e)(h)
73,338	0.000	07/25/33	751
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(e)
67,098	0.120	08/25/33	204
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(e)
23,967	0.320	07/25/33	145
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(d)(e)
2,043,001	1.467	02/11/36	2,324

			11,253

Inverse Floaters(e) — 0.1%
GNMA Series 2001-48, Class SA
15,433	25.638	10/16/31	22,300
GNMA Series 2001-51, Class SA
24,079	31.368	10/16/31	36,619
GNMA Series 2001-51, Class SB
30,216	25.638	10/16/31	45,681
GNMA Series 2002-13, Class SB
10,103	36.348	02/16/32	16,852

			121,452

Regular Floater(e) — 0.5%
Arkle Master Issuer PLC Series 2010-2A, Class 1A1(d)
300,000	1.684	05/17/60	299,997
FHLMC REMIC Series 3038, Class XA(h)
13,261	0.000	09/15/35	13,324
Holmes Master Issuer PLC Series 2010-1A, Class A2(d)
100,000	1.703	10/15/54	100,101

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(e) — (continued)
Silverstone Master Issuer Series 2010-1A, Class A1(d)
$250,000	1.703%	01/21/55	$250,268

			663,690

Sequential Fixed Rate — 0.4%
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
389,041	6.000	08/25/37	315,217
NCUA Guaranteed Notes Series 2010-C1, Class APT
198,596	2.650	10/29/20	194,612

			509,829

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$4,780,032

Commercial Mortgage-Backed Securities — 2.0%
Sequential Fixed Rate — 1.1%
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$946,072	6.278%	11/15/39	$968,088
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4
400,000	5.308	11/15/48	427,448

			1,395,536

Sequential Floating Rate(e) — 0.9%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
750,000	5.197	11/15/30	809,350
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
400,000	5.738	05/15/43	435,426

			1,244,776

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$2,640,312

Federal Agencies — 12.5%
Adjustable Rate FHLMC(e) — 0.3%
$353,351	2.629%	08/01/35	$371,184

Adjustable Rate FNMA(e) — 0.7%
19,527	2.580	09/01/32	20,545
106,816	2.431	12/01/33	111,679
189,878	2.778	01/01/34	198,865
348,635	2.763	02/01/34	365,703
196,847	2.551	01/01/35	205,486

			902,278

Adjustable Rate GNMA(e) — 0.5%
15,229	3.375	06/20/23	15,736
6,800	2.625	07/20/23	7,010
7,117	2.625	08/20/23	7,337
18,404	2.625	09/20/23	18,974
5,569	3.375	03/20/24	5,739
48,426	3.375	04/20/24	50,121
5,952	3.375	05/20/24	6,156
51,309	3.375	06/20/24	53,154
26,752	2.625	07/20/24	27,736
36,433	2.625	08/20/24	37,721
11,651	2.625	09/20/24	12,029
14,469	3.125	11/20/24	15,040
13,017	3.125	12/20/24	13,622
9,731	3.375	01/20/25	10,105
5,072	3.375	02/20/25	5,275

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(e) — (continued)
$17,003	3.375%	05/20/25	$17,719
12,473	2.625	07/20/25	13,010
6,434	3.375	02/20/26	6,650
345	2.625	07/20/26	357
17,974	3.375	01/20/27	18,644
6,381	3.375	02/20/27	6,594
50,243	3.375	04/20/27	52,135
5,630	3.375	05/20/27	5,840
5,382	3.375	06/20/27	5,582
1,953	3.125	11/20/27	2,024
8,058	3.125	12/20/27	8,338
15,531	3.375	01/20/28	16,059
5,282	3.250	02/20/28	5,468
5,895	3.375	03/20/28	6,096
28,560	2.625	07/20/29	29,636
12,464	2.625	08/20/29	12,956
3,575	2.625	09/20/29	3,711
15,260	3.125	10/20/29	15,814
18,787	3.125	11/20/29	19,469
4,586	3.125	12/20/29	4,755
5,728	3.250	01/20/30	5,923
3,244	3.250	02/20/30	3,359
12,894	3.250	03/20/30	13,352
17,885	3.375	04/20/30	18,587
47,144	3.375	05/20/30	49,154
4,031	3.375	06/20/30	4,196
36,588	2.625	07/20/30	38,414
6,528	2.625	09/20/30	6,855
13,241	2.875	10/20/30	13,732

			690,184

FHLMC — 1.2%
31,045	8.000	07/01/15	34,031
7,475	7.000	12/01/15	7,995
34,132	6.500	07/01/16	37,177
69,607	7.000	04/01/31	77,871
137,418	7.000	07/01/32	153,229
202,131	6.500	04/01/34	226,899
1,000,000	5.500	TBA — 30yr(i)	1,065,703

			1,602,905

FNMA — 8.2%
398,838	4.000	09/01/18	415,559
211,713	6.000	09/01/19	230,995
260,838	6.000	12/01/20	284,595
152,959	5.500	09/01/23	165,245
65,403	5.500	10/01/23	70,750
25,274	7.000	11/01/30	28,317
104,053	7.500	03/01/31	116,563
178,039	6.000	11/01/35	196,137
396,984	5.000	01/01/39	418,229
46,850	4.500	04/01/39	48,144
90,278	4.500	07/01/39	92,968
67,230	4.500	08/01/39	69,234
197,244	4.500	10/01/39	203,122
84,639	4.500	12/01/39	87,161
123,049	4.500	01/01/40	126,717
998,485	4.000	12/01/40	990,263
3,000,000	4.500	TBA — 30yr(i)	3,067,032
2,000,000	5.000	TBA — 15yr(i)	2,123,125
2,000,000	5.000	TBA — 30yr(i)	2,097,500

			10,831,656

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — 1.6%
$29,974	5.000%	05/15/39	$32,040
56,283	5.000	06/15/39	60,162
999,900	3.500	12/15/40	962,203
1,000,000	4.500	TBA — 30yr(i)	1,034,531

			2,088,936

TOTAL FEDERAL AGENCIES			$16,487,143

TOTAL MORTGAGE-BACKED OBLIGATIONS			$23,907,487

Agency Debentures — 0.5%
FHLMC
$500,000	5.250%	04/18/16	$570,940
Tennessee Valley Authority
100,000	5.375	04/01/56	103,803

TOTAL AGENCY DEBENTURES			$674,743

Asset-Backed Securities — 4.8%
Collateralized Loan Obligations(e) — 3.4%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(d)
$500,000	0.554%	06/20/17	$482,764
Callidus Debt Partners Fund Ltd. Series 6A, Class A1T(d)
476,382	0.563	10/23/21	436,331
Duane Street CLO Series 2007-4A, Class A1T(d)
728,722	0.516	11/14/21	678,223
Greywolf CLO Ltd. Series 2007-1A, Class A(d)
490,916	0.529	02/18/21	443,893
Jasper CLO Ltd. Series 2005-1A, Class A(d)
470,745	0.574	08/01/17	436,211
KKR Financial CLO Ltd. Series 2007-1A, Class A(d)
841,287	0.636	05/15/21	792,832
Mountain View Funding CLO Series 2007-3A, Class A1(d)
495,580	0.518	04/16/21	463,905
Westchester CLO Ltd. Series 2007-1X, Class A1A
903,983	0.512	08/01/22	834,224

			4,568,383

Home Equity — 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
97,241	1.260	10/25/37	93,430
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
120,000	1.510	10/25/37	88,873
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
210,000	1.710	10/25/37	115,560
Countrywide Home Equity Loan Trust Series 2002-E, Class A(e)
42,075	0.521	10/15/28	38,584
Countrywide Home Equity Loan Trust Series 2003-D, Class A(e)
79,001	0.521	06/15/29	68,463
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(e)
146,479	0.541	02/15/34	63,532
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
46,564	7.000	09/25/37	33,041
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
58,803	7.000	09/25/37	39,718

			541,201

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
106,653	8.330	04/01/30	107,462

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(e) — 0.9%
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
	$100,000	1.185%	05/25/29	$99,954
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	292,239	1.242	02/25/42	289,432
Nelnet Student Loan Trust Series 2010-3A, Class A(d)
	378,191	1.083	07/27/48	377,359
Nelnet Student Loan Trust Series 2011-1A, Class A(d)
	400,000	1.110	02/25/43	400,000

				1,166,745

TOTAL ASSET-BACKED SECURITIES				$6,383,791

Foreign Debt Obligations — 0.7%
Sovereign — 0.5%
Republic of Argentina(e)
EUR	700,000	0.000%	12/15/35	$125,551
Republic of Peru
	$20,000	5.625	11/18/50	18,633
Republic of South Africa
ZAR	660,000	8.000	12/21/18	89,290
	1,670,000	6.750	03/31/21	203,391
Republic of Venezuela
	$60,000	5.750	02/26/16	42,450
	20,000	7.750	10/13/19	13,400
	30,000	8.250	10/13/24	19,230
State of Qatar(d)
	170,000	5.250	01/20/20	179,350

				691,295

Supranational — 0.2%
North American Development Bank
	200,000	4.375	02/11/20	203,633

TOTAL FOREIGN DEBT OBLIGATIONS				$894,928

Government Guarantee Obligations(d)(j) — 1.4%
Achmea Hypotheekbank NV
	$400,000	3.200%	11/03/14	$416,735
BRFkredit A/S
	500,000	2.050	04/15/13	512,826
Danske Bank AS
	100,000	2.500	05/10/12	102,236
LeasePlan Corp. NV
	300,000	3.000	05/07/12	307,727
Royal Bank of Scotland PLC
	500,000	1.500	03/30/12	504,142

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$1,843,666

Municipal Debt Obligations — 0.6%
California — 0.3%
California State GO Bonds Build America Taxable Series 2009
	$75,000	7.500%	04/01/34	$77,003
	125,000	7.550	04/01/39	128,722

Principal		Interest	Maturity
Amount		Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California State GO Bonds Build America Taxable Series 2010
	$80,000	7.950%	03/01/36	$81,935
	175,000	7.625	03/01/40	181,727

				469,387

Connecticut — 0.0%
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2007-Z-1
	50,000	5.000	07/01/42	50,398

Illinois — 0.1%
Illinois State GO Bonds Build America Series 2010
	75,000	7.350	07/01/35	72,885

New York — 0.1%
New York City Municipal Water Finance Authority Water & Sewer System RB Fiscal 2005 Series 2004 A
	100,000	5.000	06/15/39	95,900

North Carolina — 0.0%
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2006 A
	40,000	5.000	10/01/44	39,357

Texas — 0.1%
Dallas Area Rapid Transit Sales Tax RB Senior Lien Series 2008
	100,000	5.250	12/01/48	98,696

TOTAL MUNICIPAL DEBT OBLIGATIONS				$826,623

Structured Note(e) — 0.3%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	576,219	6.000%	08/15/40	$352,425

U.S. Treasury Obligations — 3.2%
United States Treasury Bonds
	$900,000	4.375%	05/15/40	$871,992
	400,000	4.250 (b)	11/15/40	379,124
United States Treasury Inflation Protected Securities
	100,328	1.250	07/15/20	103,134
	450,098	1.125	01/15/21	452,559
	290,190	2.375	01/15/25	319,162
	271,246	2.375	01/15/27	295,913
United States Treasury Notes
	1,000,000	2.000	01/31/16	1,002,030
	800,000	2.625	11/15/20	749,904

TOTAL U.S. TREASURY OBLIGATIONS				$4,173,818

		Expiration
Units	Description	Month	Value
Warrant* — 0.0%
1,173	American International Group, Inc.	01/21	$17,032

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(k) — 10.1%
Repurchase Agreement — 10.1%
Joint Repurchase Agreement Account II
$13,400,000	0.220%	02/01/11	$13,400,000
Maturity Value: $13,400,082

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$142,608,955

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(e)(l) — 0.4%
Financial Square Money Market Fund
587,600	0.165%	$587,600

TOTAL INVESTMENTS — 108.2%		$143,196,555

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(10,889,914)

NET ASSETS — 100.0%		$132,306,641

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,862,669, which represents approximately 8.2% of net assets as of January 31, 2010.

(e) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(f) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(i) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $9,387,891 which represents approximately 7.1% of net assets as of January 31, 2011.

(j) Guaranteed by a foreign government until maturity.

(k) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(l) Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Gain

Deutsche Bank AG (London)	USD/ZAR	03/29/11	$296,126	$5,284
JPMorgan Securities, Inc.	EUR/USD	03/16/11	177,546	7,248
	MXN/USD	03/28/11	118,017	238
	USD/MXN	03/28/11	113,692	533
Westpac Banking Corp.	EUR/USD	02/17/11	172,730	1,674

TOTAL				$14,977

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Loss
| | | |
Credit Suisse International (London)	USD/EUR	02/17/11	$276,034	$(14,566)
	JPY/USD	03/16/11	559,522	(66)
HSBC Bank PLC	USD/EUR	03/16/11	177,204	(7,204)
JPMorgan Securities, Inc.	USD/EUR	03/16/11	177,888	(5,941)
	USD/JPY	03/16/11	559,522	(9,522)
UBS AG (London)	USD/BRL	04/11/11	308,172	(5,159)

TOTAL				$(42,458)

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(1)	March 2011	$(249,138)	$(452)
Eurodollars	(1)	June 2011	(248,938)	(565)
Eurodollars	68	September 2011	16,911,600	8,746
Eurodollars	(1)	December 2011	(248,350)	(836)
Eurodollars	5	March 2012	1,239,188	1,437
Eurodollars	(56)	September 2012	(13,801,200)	(17,065)
Eurodollars	(13)	March 2013	(3,186,300)	(5,561)
S&P Mini 500 Index	2	March 2011	128,240	3,311
Ultra Long U.S. Treasury Bonds	4	March 2011	492,625	(1,461)
3 month EURIBOR	3	June 2011	1,012,230	(777)
3 month EURIBOR	2	December 2011	671,876	(826)
5 Year German Euro-Bobl	5	March 2011	799,721	(11,962)
10 Year German Euro-Bund	14	March 2011	2,371,861	(18,990)
2 Year U.S. Treasury Notes	24	March 2011	5,260,500	8,969
5 Year U.S. Treasury Notes	14	March 2011	1,657,797	15,524
10 Year U.S. Treasury Notes	12	March 2011	1,449,563	3,543

TOTAL				$(16,965)

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Credit Suisse International (London)	GBP	2,100	(a)	06/15/13	1.500%	6 month BP	$(40,053)	$(22,446)	$(17,607)
		$500	(a)	06/15/26	3 month LIBOR	3.250%	49,987	21,507	28,480
Deutsche Bank Securities, Inc.	KRW	550,000		06/26/11	3.693	3 month KWCDC	1,733	—	1,733
		219,234		07/06/11	3.620	3 month KWCDC	560	—	560
		366,287		07/07/11	3.626	3 month KWCDC	933	—	933
	BRL	1,040		01/02/12	11.450	1 month Brazilian Interbank Deposit Average	(3,471)	—	(3,471)
		2,580		01/02/12	11.514	1 month Brazilian Interbank Deposit Average	(7,842)	—	(7,842)
		2,580		01/02/12	11.770	1 month Brazilian Interbank Deposit Average	(4,464)	—	(4,464)
	GBP	600	(a)	06/15/14	1.750	6 month BP	(22,368)	(14,365)	(8,003)
		$500	(a)	06/15/26	3.250	3 month LIBOR	(49,986)	(49,696)	(290)
JPMorgan Securities, Inc.	KRW	200,000		06/15/11	3.900	3 month KWCDC	894	—	894
		540,000		06/22/11	3.720	3 month KWCDC	1,870	—	1,870
		174,212		07/08/11	3.660	3 month KWCDC	465	—	465
	BRL	590		01/02/13	12.190	1 month Brazilian Interbank Deposit Average	(2,295)	—	(2,295)
		1,230		01/02/13	12.260	1 month Brazilian Interbank Deposit Average	(4,149)	—	(4,149)
	GBP	900	(a)	06/15/14	1.750	6 month BP	(33,553)	(26,822)	(6,731)
		$600	(a)	06/15/21	3 month LIBOR	2.750	47,180	50,238	(3,058)
		600	(a)	06/15/21	2.750	3 month LIBOR	(47,180)	(47,498)	318

TOTAL							$(111,739)	$(89,082)	$(22,657)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2011.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

Credit
			Rates		Spread at		Upfront
		Notional	Received		January 31,		Payments
	Referenced	Amount	(Paid)	Termination	2011(b)	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	by Fund	Date	(Basis Points)	Value	by the Fund	Gain (Loss)

Protection Sold:
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	$1,000	1.000%	12/20/15	84	$8,391	$5,655	$2,736

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$131,138,550

Gross unrealized gain	14,431,529
Gross unrealized loss	(2,373,524)

Net unrealized security gain	$12,058,005

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 2.8%
2,409	Goodrich Corp.	$218,304
130,045	Honeywell International, Inc.	7,283,820
123,622	Northrop Grumman Corp.	8,567,005
2,478	Precision Castparts Corp.	354,329
29,371	Rockwell Collins, Inc.	1,883,856
10,803	The Boeing Co.	750,592
7,569	United Technologies Corp.	615,360

		19,673,266

Air Freight & Logistics — 2.0%
11,482	Expeditors International of Washington, Inc.	581,793
6,265	FedEx Corp.	565,855
175,408	United Parcel Service, Inc. Class B	12,562,721

		13,710,369

Auto Components — 1.5%
34,384	Autoliv, Inc.	2,640,691
2,530	BorgWarner, Inc.*	170,522
85,751	Johnson Controls, Inc.	3,291,981
69,981	TRW Automotive Holdings Corp.*	4,175,067

		10,278,261

Automobiles* — 0.6%
244,847	Ford Motor Co.	3,905,310

Beverages — 1.5%
8,423	Coca-Cola Enterprises, Inc.	211,922
12,677	Constellation Brands, Inc.*	243,652
18,238	Dr. Pepper Snapple Group, Inc.	646,172
13,039	Hansen Natural Corp.*	738,529
17,879	Molson Coors Brewing Co. Class B	837,989
41,764	PepsiCo., Inc.	2,685,843
86,014	The Coca-Cola Co.	5,405,980

		10,770,087

Biotechnology* — 2.6%
134,397	Amgen, Inc.	7,402,587
18,564	Biogen Idec, Inc.	1,215,385
4,334	Celgene Corp.	223,331
23,353	Cephalon, Inc.	1,379,695
213,583	Gilead Sciences, Inc.	8,197,316

		18,418,314

Building Products — 0.0%
5,032	Lennox International, Inc.	247,272

Capital Markets — 1.0%
26,313	Franklin Resources, Inc.	3,174,663
54,028	Morgan Stanley & Co.	1,588,423
67,684	SEI Investments Co.	1,566,885
12,260	T. Rowe Price Group, Inc.	808,179

		7,138,150

Shares	Description	Value
Common Stocks — (continued)
Chemicals — 2.7%
8,514	Airgas, Inc.	$533,572
7,920	Ashland, Inc.	459,835
13,010	Cabot Corp.	562,682
30,308	Eastman Chemical Co.	2,814,401
6,565	Ecolab, Inc.	326,215
175,216	Huntsman Corp.	3,050,511
38,755	Monsanto Co.	2,843,842
10,834	PPG Industries, Inc.	913,090
4,917	Sigma-Aldrich Corp.	312,967
12,817	The Mosaic Co.	1,038,690
47,995	The Scotts Miracle-Gro Co.	2,479,902
39,213	The Sherwin-Williams Co.	3,322,517

		18,658,224

Commercial Banks — 0.1%
7,428	PNC Financial Services Group, Inc.	445,680

Commercial Services & Supplies* — 0.0%
6,027	Copart, Inc.	236,560

Communications Equipment — 3.1%
574,840	Cisco Systems, Inc.*	12,157,866
14,142	EchoStar Corp.*	385,369
14,565	F5 Networks, Inc.*	1,578,555
7,563	Harris Corp.	351,982
26,504	JDS Uniphase Corp.*	449,773
30,687	Juniper Networks, Inc.*	1,139,101
11,902	Polycom, Inc.*	521,903
68,686	QUALCOMM, Inc.	3,717,973
203,216	Tellabs, Inc.	1,077,045

		21,379,567

Computers & Peripherals — 6.5%
16,814	Apple, Inc.*	5,705,326
605,351	Dell, Inc.*	7,966,419
72,606	EMC Corp.*	1,807,163
213,279	Hewlett-Packard Co.	9,744,718
51,978	Lexmark International, Inc.*	1,810,914
127,533	NetApp, Inc.*	6,979,881
118,245	QLogic Corp.*	2,105,943
141,940	SanDisk Corp.*	6,439,818
13,546	Seagate Technology*	189,644
66,307	Western Digital Corp.*	2,255,764

		45,005,590

Consumer Finance — 0.1%
13,457	Capital One Financial Corp.	648,089

Diversified Consumer Services* — 0.1%
17,160	Apollo Group, Inc.	708,193
2,627	ITT Educational Services, Inc.	172,962

		881,155

Diversified Financial Services — 0.1%
931	CME Group, Inc.	287,269
14,301	Moody’s Corp.	420,021

		707,290

Diversified Telecommunication Services — 0.2%
30,223	AT&T, Inc.	831,737

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
8,509	Verizon Communications, Inc.	$303,091

		1,134,828

Electric Utilities — 0.1%
23,883	Duke Energy Corp.	427,028

Electrical Equipment — 1.4%
7,784	Cooper Industries PLC	476,848
69,519	Emerson Electric Co.	4,093,279
22,647	General Cable Corp.*	838,165
3,331	Regal-Beloit Corp.	222,311
43,104	Rockwell Automation, Inc.	3,491,855
6,229	Thomas & Betts Corp.*	320,108

		9,442,566

Electronic Equipment, Instruments & Components — 1.4%
9,258	Corning, Inc.	205,620
2,965	Dolby Laboratories, Inc. Class A*	177,011
59,008	Flextronics International Ltd.*	471,474
334,339	Ingram Micro, Inc.*	6,599,852
155,781	Vishay Intertechnology, Inc.*	2,570,386

		10,024,343

Energy Equipment & Services — 1.3%
11,308	Core Laboratories NV	1,031,968
32,707	Exterran Holdings, Inc.*	811,461
4,902	FMC Technologies, Inc.*	460,788
7,072	Helmerich & Payne, Inc.	415,338
36,171	National-Oilwell Varco, Inc.	2,673,037
5,626	Oceaneering International, Inc.*	434,496
8,246	Oil States International, Inc.*	558,749
21,244	Patterson-UTI Energy, Inc.	495,835
21,941	Schlumberger Ltd.	1,952,530
4,338	SEACOR Holdings, Inc.	458,483

		9,292,685

Food & Staples Retailing — 1.8%
93,681	Costco Wholesale Corp.	6,730,043
24,148	CVS Caremark Corp.	825,862
8,518	Safeway, Inc.	176,237
5,343	Sysco Corp.	155,695
68,517	Wal-Mart Stores, Inc.	3,841,748
19,415	Walgreen Co.	785,143

		12,514,728

Food Products — 1.2%
108,663	Archer-Daniels-Midland Co.	3,550,020
8,082	Flowers Foods, Inc.	203,909
4,544	Hormel Foods Corp.	224,474
6,588	Kellogg Co.	331,376
15,501	Smithfield Foods, Inc.*	308,625
220,231	Tyson Foods, Inc.	3,622,800

		8,241,204

Health Care Equipment & Supplies — 2.0%
11,388	Becton, Dickinson & Co.	944,635
467,767	Boston Scientific Corp.*	3,265,014
163,817	CareFusion Corp.*	4,215,011
20,913	DENTSPLY International, Inc.	741,993

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
16,767	Hill-Rom Holdings, Inc.	$678,560
4,758	IDEXX Laboratories, Inc.*	341,149
3,008	Intuitive Surgical, Inc.*	971,313
34,814	Medtronic, Inc.	1,334,072
4,792	St. Jude Medical, Inc.*	194,076
15,110	Varian Medical Systems, Inc.*	1,020,983

		13,706,806

Health Care Providers & Services — 2.3%
184,410	Cardinal Health, Inc.	7,654,859
65,993	Coventry Health Care, Inc.*	1,977,810
8,248	DaVita, Inc.*	609,115
22,954	Express Scripts, Inc.*	1,292,999
7,279	Health Net, Inc.*	207,670
18,141	Humana, Inc.*	1,051,634
1,715	Laboratory Corp. of America Holdings*	154,196
8,908	Lincare Holdings, Inc.	240,961
10,117	McKesson Corp.	760,495
9,330	Medco Health Solutions, Inc.*	569,316
3,721	Quest Diagnostics, Inc.	211,911
17,772	WellPoint, Inc.*	1,103,997

		15,834,963

Health Care Technology* — 0.0%
3,242	Cerner Corp.	320,472

Hotels, Restaurants & Leisure — 2.9%
138,813	Carnival Corp.	6,206,329
8,855	Chipotle Mexican Grill, Inc.*	1,938,537
40,617	McDonald’s Corp.	2,992,254
7,398	Panera Bread Co.*	706,953
245,043	Starbucks Corp.	7,726,206
7,770	Wynn Resorts Ltd.	903,884

		20,474,163

Household Durables — 0.7%
39,632	Garmin Ltd.(a)	1,221,854
64,052	Harman International Industries, Inc.*	2,774,733
8,949	Leggett & Platt, Inc.	201,621
16,445	Mohawk Industries, Inc.*	913,520

		5,111,728

Household Products — 1.0%
14,779	Colgate-Palmolive Co.	1,134,584
4,767	The Clorox Co.	299,796
90,629	The Procter & Gamble Co.	5,721,409

		7,155,789

Industrial Conglomerates — 1.0%
26,138	3M Co.	2,298,053
4,315	Carlisle Cos., Inc.	162,719
84,780	General Electric Co.	1,707,469
55,668	Tyco International Ltd.	2,495,596

		6,663,837

Insurance — 0.6%
10,725	Aflac, Inc.	617,545
12,857	Aspen Insurance Holdings Ltd.	386,353
8,042	Everest Re Group Ltd.	677,780

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
18,876	MetLife, Inc.	$863,955
9,519	StanCorp Financial Group, Inc.	424,643
12,710	Symetra Financial Corp.	168,153
43,978	Unum Group	1,096,811

		4,235,240

Internet & Catalog Retail — 1.9%
46,192	Amazon.com, Inc.*(b)	7,836,011
82,848	Expedia, Inc.	2,084,456
22,672	Liberty Media Corp. — Interactive*	359,124
13,602	Netflix, Inc.*	2,911,916

		13,191,507

Internet Software & Services — 2.8%
10,723	AOL, Inc.*	252,205
21,336	eBay, Inc.*	647,761
25,313	Google, Inc.*	15,196,913
105,179	VeriSign, Inc.	3,539,273

		19,636,152

IT Services — 5.5%
367,137	Accenture PLC	18,896,541
52,802	Amdocs Ltd.*	1,538,650
81,361	International Business Machines Corp.	13,180,482
87,791	NeuStar, Inc.*	2,355,433
51,857	Teradata Corp.*	2,229,333

		38,200,439

Life Sciences Tools & Services* — 0.3%
4,593	Agilent Technologies, Inc.	192,125
15,254	Charles River Laboratories International, Inc.	584,991
7,369	Illumina, Inc.	510,966
5,975	Thermo Fisher Scientific, Inc.	342,188
2,809	Waters Corp.	214,580

		1,844,850

Machinery — 4.5%
38,109	AGCO Corp.*	1,932,126
7,114	Bucyrus International, Inc.	645,667
16,650	CNH Global NV*	806,359
34,960	Cummins, Inc.	3,701,565
21,486	Eaton Corp.	2,319,629
3,233	Gardner Denver, Inc.	233,229
11,242	Harsco Corp.	362,779
19,196	Joy Global, Inc.	1,673,507
8,321	Kennametal, Inc.	337,833
5,138	Navistar International Corp.*	333,199
71,215	Oshkosh Corp.*	2,699,761
8,634	PACCAR, Inc.	487,735
15,931	Parker Hannifin Corp.	1,424,391
199,575	The Toro Co.	12,138,151
42,288	Timken Co.	1,988,382
6,886	WABCO Holdings, Inc.*	402,142

		31,486,455

Media — 2.0%
12,346	Comcast Corp. Special Class A	264,698
100,249	DIRECTV*	4,249,555

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
238,702	DISH Network Corp.*	$5,038,999
93,750	News Corp.	1,408,125
84,143	Time Warner, Inc.	2,646,298

		13,607,675

Metals & Mining — 2.3%
30,100	Freeport-McMoRan Copper & Gold, Inc.	3,273,375
141,096	Newmont Mining Corp.	7,770,157
6,016	Nucor Corp.	276,194
11,844	Reliance Steel & Aluminum Co.	619,323
39,823	Southern Copper Corp.	1,784,867
20,439	Titanium Metals Corp.*	385,275
13,400	Walter Energy, Inc.	1,745,618

		15,854,809

Multi-Utilities — 0.2%
23,872	Sempra Energy	1,243,015

Multiline Retail — 0.4%
41,880	Dollar Tree, Inc.*	2,118,290
21,741	Family Dollar Stores, Inc.	923,558

		3,041,848

Oil, Gas & Consumable Fuels — 10.6%
32,482	Arch Coal, Inc.	1,112,508
97,762	Chevron Corp.	9,280,547
34,155	Cimarex Energy Co.	3,556,560
180,184	ConocoPhillips	12,875,949
8,917	Devon Energy Corp.	790,849
360,275	Exxon Mobil Corp.	29,066,987
9,414	Forest Oil Corp.*	365,263
12,912	Hess Corp.	1,086,157
8,658	Marathon Oil Corp.	395,671
10,960	Murphy Oil Corp.	726,648
9,874	Newfield Exploration Co.*	722,481
7,037	Peabody Energy Corp.	446,286
47,659	Sunoco, Inc.	2,023,125
104,429	Tesoro Corp.*	2,010,258
364,332	Valero Energy Corp.	9,239,459

		73,698,748

Paper & Forest Products — 0.3%
21,099	Domtar Corp.	1,855,235

Personal Products — 0.3%
28,805	Herbalife Ltd.	1,881,831

Pharmaceuticals — 2.6%
353,243	Eli Lilly & Co.	12,282,259
14,893	Forest Laboratories, Inc.*	480,448
12,199	Johnson & Johnson	729,135
57,713	King Pharmaceuticals, Inc.*	821,833
5,218	Merck & Co., Inc.	173,081
178,946	Pfizer, Inc.	3,260,396

		17,747,152

Professional Services — 0.2%
17,761	Manpower, Inc.	1,146,828
17,525	Robert Half International, Inc.	549,584

		1,696,412

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — 2.4%
11,370	AvalonBay Communities, Inc.	$1,318,124
5,657	Nationwide Health Properties, Inc.	212,420
5,631	Plum Creek Timber Co., Inc.	235,770
81,148	Rayonier, Inc.	4,804,773
98,764	Simon Property Group, Inc.	10,019,608

		16,590,695

Semiconductors & Semiconductor Equipment — 4.3%
11,069	Altera Corp.	415,862
58,844	Broadcom Corp.	2,653,276
47,853	Fairchild Semiconductor International, Inc.*	851,783
987,965	Intel Corp.	21,201,729
10,984	Intersil Corp.	166,078
9,420	Lam Research Corp.*	469,964
86,268	Marvell Technology Group Ltd.*	1,639,955
119,393	Micron Technology, Inc.*	1,258,402
9,961	Silicon Laboratories, Inc.*	443,065
10,582	Teradyne, Inc.*	176,508
14,070	Texas Instruments, Inc.	477,114

		29,753,736

Software — 7.0%
20,900	Adobe Systems, Inc.*	690,745
4,877	ANSYS, Inc.*	255,799
6,174	Autodesk, Inc.*	251,158
9,715	Citrix Systems, Inc.*	613,794
12,580	McAfee, Inc.*	602,582
1,079,690	Microsoft Corp.	29,934,405
379,733	Oracle Corp.	12,162,848
32,251	Salesforce.com, Inc.*	4,164,894
12,587	Synopsys, Inc.*	341,485

		49,017,710

Specialty Retail — 3.2%
21,540	Advance Auto Parts, Inc.	1,377,268
135,135	AutoNation, Inc.*(a)	3,879,726
9,288	AutoZone, Inc.*	2,354,787
14,188	Foot Locker, Inc.	253,398
11,511	Guess?, Inc.	492,440
81,248	Limited Brands, Inc.	2,375,691
20,516	O’Reilly Automotive, Inc.*	1,165,924
23,362	PetSmart, Inc.	940,087
114,982	Ross Stores, Inc.	7,496,826
9,081	The TJX Cos., Inc.	430,349
3,253	Tiffany & Co.	189,097
3,726	Tractor Supply Co.	191,181
34,613	Williams-Sonoma, Inc.	1,114,539

		22,261,313

Textiles, Apparel & Luxury Goods — 1.0%
26,627	Coach, Inc.	1,440,254
11,208	Fossil, Inc.*	796,328
55,570	NIKE, Inc. Class B	4,583,414

		6,819,996

Tobacco — 2.4%
203,760	Lorillard, Inc.	15,330,902

Shares	Description	Value
Common Stocks — (continued)
Tobacco — (continued)
28,236	Philip Morris International, Inc.	$1,616,229

		16,947,131

Trading Companies & Distributors — 0.4%
4,421	Fastenal Co.	256,683
7,409	MSC Industrial Direct Co., Inc.	440,317
14,016	W.W. Grainger, Inc.	1,842,684
6,567	WESCO International, Inc.*	368,080

		2,907,764

Wireless Telecommunication Services* — 0.3%
461,537	Sprint Nextel Corp.	2,086,147

TOTAL COMMON STOCKS		$678,054,184

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$15,900,000	0.220%	02/01/11	$15,900,000
Maturity Value: $15,900,097

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$693,954,184

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.7%
Financial Square Money Market Fund
4,966,300	0.165%	$4,966,300

TOTAL INVESTMENTS — 100.5%		$698,920,484

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,314,772)

NET ASSETS — 100.0%		$695,605,712

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	235	March 2011	$15,068,200	$72,197

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$587,153,246

Gross unrealized gain	123,112,044
Gross unrealized loss	(11,344,806)

Net unrealized security gain	$111,767,238

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense — 1.5%
1,875	Goodrich Corp.	$169,912
9,868	Honeywell International, Inc.	552,707
142,700	Northrop Grumman Corp.	9,889,110

		10,611,729

Air Freight & Logistics — 1.1%
13,593	Expeditors International of Washington, Inc.	688,757
44,410	FedEx Corp.	4,011,111
42,946	United Parcel Service, Inc. Class B	3,075,793

		7,775,661

Auto Components — 0.9%
25,334	Autoliv, Inc.	1,945,651
14,112	Federal-Mogul Corp.*	332,479
63,354	TRW Automotive Holdings Corp.*	3,779,700

		6,057,830

Automobiles — 0.1%
18,549	Thor Industries, Inc.	689,281

Beverages — 0.2%
10,466	Constellation Brands, Inc.*	201,156
15,129	Dr. Pepper Snapple Group, Inc.	536,020
5,529	Hansen Natural Corp.*	313,163
12,017	Molson Coors Brewing Co. Class B	563,237

		1,613,576

Biotechnology* — 2.0%
119,985	Amgen, Inc.	6,608,774
28,505	Biogen Idec, Inc.	1,866,222
17,774	Cephalon, Inc.	1,050,088
113,671	Gilead Sciences, Inc.	4,362,693

		13,887,777

Building Products — 0.1%
13,421	Armstrong World Industries, Inc.	545,027
5,294	Lennox International, Inc.	260,147

		805,174

Capital Markets — 4.3%
206,099	Bank of New York Mellon Corp.	6,436,472
908	BlackRock, Inc.	179,802
59,733	Eaton Vance Corp.	1,809,910
24,458	Federated Investors, Inc. Class B(a)	662,323
41,852	Franklin Resources, Inc.	5,049,444
7,758	Legg Mason, Inc.	257,023
252,846	Morgan Stanley & Co.	7,433,672
6,102	Raymond James Financial, Inc.	221,014
253,027	SEI Investments Co.	5,857,575

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
29,219	T. Rowe Price Group, Inc.	$1,926,116

		29,833,351

Chemicals — 1.7%
7,890	Cabot Corp.	341,243
3,867	Cytec Industries, Inc.	210,906
50,024	Eastman Chemical Co.	4,645,229
175,985	Huntsman Corp.	3,063,899
9,679	PPG Industries, Inc.	815,746
3,375	Sigma-Aldrich Corp.	214,819
6,937	The Dow Chemical Co.	246,125
8,760	The Mosaic Co.	709,910
7,870	The Scotts Miracle-Gro Co.	406,643
11,913	The Sherwin-Williams Co.	1,009,388

		11,663,908

Commercial Banks — 4.7%
4,364	Bank of Hawaii Corp.	204,541
7,247	BB&T Corp.	200,307
4,518	Commerce Bancshares, Inc.	185,825
4,180	Cullen/Frost Bankers, Inc.	241,520
13,193	M&T Bank Corp.	1,140,799
90,911	PNC Financial Services Group, Inc.	5,454,660
22,111	SunTrust Banks, Inc.	672,838
11,473	TCF Financial Corp.	171,407
166,966	U.S. Bancorp	4,508,082
609,949	Wells Fargo & Co.	19,774,546

		32,554,525

Communications Equipment* — 0.1%
18,711	Motorola Solutions, Inc.	725,425

Computers & Peripherals* — 0.4%
11,732	NetApp, Inc.	642,092
38,821	SanDisk Corp.	1,761,309

		2,403,401

Construction & Engineering — 0.0%
2,032	Fluor Corp.	140,594

Consumer Finance — 1.1%
134,493	Capital One Financial Corp.	6,477,183
44,364	Discover Financial Services	913,455

		7,390,638

Diversified Consumer Services* — 0.0%
6,082	Apollo Group, Inc.	251,004

Diversified Financial Services — 5.7%
707,795	Bank of America Corp.	9,718,026
1,800,349	Citigroup, Inc.*	8,677,682
8,238	CME Group, Inc.	2,541,917
376,249	JPMorgan Chase & Co.	16,908,630
14,413	Leucadia National Corp.	468,711
41,632	Moody’s Corp.	1,222,732

		39,537,698

Diversified Telecommunication Services — 3.7%
766,746	AT&T, Inc.(b)	21,100,850

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
115,637	Verizon Communications, Inc.	$4,118,990

		25,219,840

Electric Utilities — 2.7%
707,298	Duke Energy Corp.	12,646,488
8,838	Entergy Corp.	637,839
82,539	Exelon Corp.	3,508,733
18,758	Great Plains Energy, Inc.	369,157
47,899	Southern Co.	1,801,960

		18,964,177

Electrical Equipment — 0.5%
23,031	General Cable Corp.*	852,377
32,019	Rockwell Automation, Inc.	2,593,859
5,804	Thomas & Betts Corp.*	298,268

		3,744,504

Electronic Equipment, Instruments & Components — 1.3%
15,335	Corning, Inc.	340,590
163,209	Flextronics International Ltd.*	1,304,040
207,137	Ingram Micro, Inc.*	4,088,884
5,404	National Instruments Corp.	228,643
201,087	Vishay Intertechnology, Inc.*	3,317,936

		9,280,093

Energy Equipment & Services — 1.0%
6,457	Core Laboratories NV	589,266
97,790	Exterran Holdings, Inc.*	2,426,170
3,544	FMC Technologies, Inc.*	333,136
6,700	Helmerich & Payne, Inc.	393,491
16,637	National-Oilwell Varco, Inc.	1,229,474
4,397	Oceaneering International, Inc.*	339,580
11,559	Oil States International, Inc.*	783,238
16,166	Patterson-UTI Energy, Inc.	377,315
3,116	SEACOR Holdings, Inc.	329,330

		6,801,000

Food & Staples Retailing — 1.3%
78,438	Costco Wholesale Corp.	5,634,986
59,417	CVS Caremark Corp.	2,032,061
50,261	Safeway, Inc.	1,039,900

		8,706,947

Food Products — 2.3%
205,030	Archer-Daniels-Midland Co.	6,698,330
5,264	Bunge Ltd.	358,321
9,094	Campbell Soup Co.	310,469
15,487	Corn Products International, Inc.	714,415
9,022	Flowers Foods, Inc.	227,625
5,356	Hormel Foods Corp.	264,586
5,519	Kellogg Co.	277,606
33,943	Smithfield Foods, Inc.*	675,805
405,438	Tyson Foods, Inc.	6,669,455

		16,196,612

Gas Utilities — 0.2%
13,408	Energen Corp.	749,507
3,085	National Fuel Gas Co.	210,829

Shares	Description	Value
Common Stocks — (continued)
Gas Utilities — (continued)
6,262	ONEOK, Inc.	$368,769

		1,329,105

Health Care Equipment & Supplies — 0.7%
340,058	Boston Scientific Corp.*	2,373,605
75,235	CareFusion Corp.*	1,935,797
7,528	DENTSPLY International, Inc.	267,093
2,761	IDEXX Laboratories, Inc.*	197,964

		4,774,459

Health Care Providers & Services — 2.4%
135,421	Cardinal Health, Inc.	5,621,326
170,009	Coventry Health Care, Inc.*	5,095,170
6,344	DaVita, Inc.*	468,504
8,094	Express Scripts, Inc.*	455,935
36,106	Health Net, Inc.*	1,030,104
7,030	Humana, Inc.*	407,529
7,630	Lincare Holdings, Inc.	206,392
2,955	McKesson Corp.	222,127
2,968	Quest Diagnostics, Inc.	169,028
43,426	WellPoint, Inc.*	2,697,623

		16,373,738

Hotels, Restaurants & Leisure — 0.5%
15,174	Carnival Corp.	678,430
5,272	Chipotle Mexican Grill, Inc.*	1,154,146
4,556	Penn National Gaming, Inc.*	162,786
14,844	Starbucks Corp.	468,031
8,475	Wynn Resorts Ltd.	985,897

		3,449,290

Household Durables — 1.2%
12,379	D.R. Horton, Inc.	153,376
51,689	Garmin Ltd.(a)	1,593,572
86,646	Harman International Industries, Inc.*	3,753,505
9,033	Leggett & Platt, Inc.	203,513
12,518	Lennar Corp.	242,348
45,278	Mohawk Industries, Inc.*	2,515,193

		8,461,507

Household Products — 2.2%
21,595	Colgate-Palmolive Co.	1,657,848
5,182	The Clorox Co.	325,896
203,828	The Procter & Gamble Co.	12,867,662

		14,851,406

Independent Power Producers & Energy Traders* — 0.2%
63,269	NRG Energy, Inc.	1,312,832

Industrial Conglomerates — 2.1%
708,707	General Electric Co.	14,273,359
10,165	Tyco International Ltd.	455,697

		14,729,056

Insurance — 5.9%
59,639	ACE Ltd.	3,673,166
23,762	Aflac, Inc.	1,368,216
4,304	Allied World Assurance Co. Holdings Ltd.	259,660

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
96,013	Aspen Insurance Holdings Ltd.	$2,885,191
8,975	Assurant, Inc.	352,089
31,319	Axis Capital Holdings Ltd.	1,114,330
114,047	Berkshire Hathaway, Inc. Class B*	9,323,342
22,690	Everest Re Group Ltd.	1,912,313
25,540	Loews Corp.	1,022,877
97,693	MetLife, Inc.	4,471,409
16,975	Protective Life Corp.	468,001
2,769	Prudential Financial, Inc.	170,321
5,076	RenaissanceRe Holdings Ltd.	333,087
2,636	RGA Capital Trust I	151,728
13,573	StanCorp Financial Group, Inc.	605,492
22,735	Symetra Financial Corp.	300,784
22,207	The Chubb Corp.	1,286,451
37,473	The Travelers Cos., Inc.	2,108,231
5,176	Torchmark Corp.	322,465
346,332	Unum Group	8,637,520

		40,766,673

Internet & Catalog Retail — 1.0%
8,829	Amazon.com, Inc.*	1,497,752
32,238	Expedia, Inc.	811,108
157,403	Liberty Media Corp. — Interactive*	2,493,263
8,261	Netflix, Inc.*	1,768,515

		6,570,638

Internet Software & Services — 0.3%
36,124	AOL, Inc.*	849,636
9,611	eBay, Inc.*	291,790
24,284	VeriSign, Inc.	817,157

		1,958,583

IT Services — 0.5%
51,484	Accenture PLC	2,649,882
6,259	Amdocs Ltd.*	182,387
15,463	Teradata Corp.*	664,754

		3,497,023

Life Sciences Tools & Services* — 0.1%
7,729	Charles River Laboratories International, Inc.	296,407
4,930	Illumina, Inc.	341,846
4,089	Thermo Fisher Scientific, Inc.	234,177

		872,430

Machinery — 2.3%
25,698	AGCO Corp.*	1,302,889
4,306	Bucyrus International, Inc.	390,813
1,879	Cummins, Inc.	198,949
9,900	Eaton Corp.	1,068,804
11,442	Harsco Corp.	369,233
5,560	Joy Global, Inc.	484,721
7,387	Kennametal, Inc.	299,912
93,341	Oshkosh Corp.*	3,538,557
4,478	PACCAR, Inc.	252,962
10,981	Parker Hannifin Corp.	981,811
80,825	The Toro Co.	4,915,776
44,254	Timken Co.	2,080,823

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
5,647	WABCO Holdings, Inc.*	$329,785

		16,215,035

Media — 3.6%
53,806	DIRECTV*	2,280,836
317,905	DISH Network Corp.*	6,710,975
16,512	Liberty Media — Starz*	1,100,855
345,461	News Corp.	5,188,824
33,151	News Corp. Class B	549,644
252,410	Time Warner, Inc.	7,938,295
37,278	Virgin Media, Inc.	937,914

		24,707,343

Metals & Mining — 1.4%
67,607	Newmont Mining Corp.	3,723,117
45,348	Reliance Steel & Aluminum Co.	2,371,247
26,352	Southern Copper Corp.	1,181,097
48,420	Titanium Metals Corp.*	912,717
10,190	Walter Energy, Inc.	1,327,451

		9,515,629

Multi-Utilities — 2.7%
88,621	Dominion Resources, Inc.	3,858,558
14,874	DTE Energy Co.	688,071
117,606	Integrys Energy Group, Inc.	5,596,870
27,374	MDU Resources Group, Inc.	581,150
147,022	NiSource, Inc.	2,737,550
94,989	Sempra Energy	4,946,077

		18,408,276

Multiline Retail* — 0.0%
4,796	Dollar Tree, Inc.	242,582

Oil, Gas & Consumable Fuels — 12.6%
6,643	Alpha Natural Resources, Inc.*	356,928
40,514	Arch Coal, Inc.	1,387,605
313,874	Chevron Corp.	29,796,059
60,251	Cimarex Energy Co.	6,273,937
254,866	ConocoPhillips	18,212,724
20,464	Devon Energy Corp.	1,814,952
57,455	Exxon Mobil Corp.	4,635,469
20,563	Forest Oil Corp.*	797,844
7,323	Frontier Oil Corp.*	152,318
21,006	Hess Corp.	1,767,025
4,505	Holly Corp.	221,060
10,464	Marathon Oil Corp.	478,205
13,905	Murphy Oil Corp.	921,902
13,932	Newfield Exploration Co.*	1,019,405
17,434	Peabody Energy Corp.	1,105,664
10,519	Plains Exploration & Production Co.*	372,373
35,067	Sunoco, Inc.	1,488,594
194,096	Tesoro Corp.*	3,736,348
487,073	Valero Energy Corp.	12,352,171

		86,890,583

Paper & Forest Products — 0.4%
28,336	Domtar Corp.	2,491,585

Personal Products — 0.2%
18,075	Herbalife Ltd.	1,180,840

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 7.4%
18,386	Bristol-Myers Squibb Co.	$462,959
519,306	Eli Lilly & Co.	18,056,270
7,633	Endo Pharmaceuticals Holdings, Inc.*	253,568
90,042	Forest Laboratories, Inc.*	2,904,755
82,866	Johnson & Johnson	4,952,901
161,852	King Pharmaceuticals, Inc.*	2,304,772
105,172	Merck & Co., Inc.	3,488,555
1,038,039	Pfizer, Inc.	18,913,071

		51,336,851

Professional Services — 0.4%
36,872	Manpower, Inc.	2,380,825
17,711	Robert Half International, Inc.	555,417

		2,936,242

Real Estate Investment Trusts — 4.8%
50,496	AvalonBay Communities, Inc.	5,854,001
7,352	Equity Residential	398,405
2,885	Federal Realty Investment Trust	232,041
8,705	HCP, Inc.	322,868
10,731	Nationwide Health Properties, Inc.	402,949
47,265	Plum Creek Timber Co., Inc.	1,978,986
4,800	Public Storage	523,104
144,005	Rayonier, Inc.	8,526,536
139,081	Simon Property Group, Inc.	14,109,767
5,826	Ventas, Inc.	323,110
22,066	Weyerhaeuser Co.	511,490

		33,183,257

Real Estate Management & Development — 0.0%
1,958	Jones Lang LaSalle, Inc.	173,557

Semiconductors & Semiconductor Equipment — 1.6%
8,877	Broadcom Corp.	400,264
92,274	Fairchild Semiconductor International, Inc.*	1,642,477
362,043	Intel Corp.	7,769,443
87,450	Micron Technology, Inc.*	921,723

		10,733,907

Software — 2.0%
3,632	McAfee, Inc.*	173,973
414,376	Microsoft Corp.	11,488,575
13,289	Salesforce.com, Inc.*	1,716,141
8,846	Symantec Corp.*	155,778

		13,534,467

Specialty Retail — 0.7%
5,889	Advance Auto Parts, Inc.	376,543
100,074	AutoNation, Inc.*(a)	2,873,125
1,815	AutoZone, Inc.*	460,157
15,458	Limited Brands, Inc.	451,992
7,027	O’Reilly Automotive, Inc.*	399,344
5,438	PetSmart, Inc.	218,825

		4,779,986

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.3%
15,522	Coach, Inc.	$839,585
14,868	Fossil, Inc.*	1,056,371

		1,895,956

Thrifts & Mortgage Finance — 0.2%
112,127	Hudson City Bancorp, Inc.	1,231,154
19,115	New York Community Bancorp, Inc.	350,187

		1,581,341

Tobacco — 2.2%
201,127	Lorillard, Inc.	15,132,796

Trading Companies & Distributors — 0.2%
4,039	MSC Industrial Direct Co., Inc.	240,038
5,348	W.W. Grainger, Inc.	703,102
5,449	WESCO International, Inc.*	305,416

		1,248,556

Water Utilities — 0.0%
7,300	American Water Works Co., Inc.	186,150

Wireless Telecommunication Services* — 0.4%
675,861	Sprint Nextel Corp.	3,054,892

TOTAL COMMON STOCKS		$673,231,316

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$15,900,000	0.220%	02/01/11	$15,900,000
Maturity Value: $15,900,097

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$689,131,316

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.7%
Financial Square Money Market Fund
4,993,150	0.165%	$4,993,150

TOTAL INVESTMENTS — 100.4%		$694,124,466

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,022,954)

NET ASSETS — 100.0%		$691,101,512

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	238	March 2011	$15,260,560	$73,119

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$581,904,521

Gross unrealized gain	127,906,590
Gross unrealized loss	(15,686,645)

Net unrealized security gain	$112,219,945

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 0.4%
19,044	Ceradyne, Inc.*	$674,729
3,990	Cubic Corp.	194,513
13,382	DigitalGlobe, Inc.*	410,961

		1,280,203

Air Freight & Logistics* — 0.4%
11,980	Dynamex, Inc.	298,182
159,750	Pacer International, Inc.	998,438

		1,296,620

Airlines — 1.9%
5,719	Alaska Air Group, Inc.*	338,793
122,677	Allegiant Travel Co.	5,709,388
12,953	SkyWest, Inc.	194,943

		6,243,124

Auto Components — 1.3%
12,742	American Axle & Manufacturing Holdings, Inc.*	182,211
53,558	Federal-Mogul Corp.*	1,261,826
35,160	Modine Manufacturing Co.*	580,140
43,526	Standard Motor Products, Inc.	527,100
75,643	Stoneridge, Inc.*	1,115,734
29,436	Superior Industries International, Inc.	588,720

		4,255,731

Beverages — 0.9%
141,545	National Beverage Corp.	1,903,780
13,025	The Boston Beer Co., Inc.*	1,172,380

		3,076,160

Biotechnology — 3.5%
137,501	ARIAD Pharmaceuticals, Inc.*	876,569
12,777	Codexis, Inc.*	115,376
98,901	Cubist Pharmaceuticals, Inc.*	2,169,888
66,727	Emergent Biosolutions, Inc.*	1,417,281
57,542	Enzon Pharmaceuticals, Inc.*	644,470
25,307	Martek Biosciences Corp.*	794,893
68,315	Maxygen, Inc.	271,211
15,853	Myriad Genetics, Inc.*	316,426
378,256	Nabi Biopharmaceuticals*	2,118,234
347,683	PDL BioPharma, Inc.	1,717,554
149,018	Progenics Pharmaceuticals, Inc.*	832,266
36,352	Seattle Genetics, Inc.*	595,809

		11,869,977

Building Products — 0.6%
28,486	American Woodmark Corp.(a)	531,264
37,244	Universal Forest Products, Inc.	1,366,855

		1,898,119

Capital Markets — 2.2%
11,231	BlackRock Kelso Capital Corp.	129,157
2,970	Capital Southwest Corp.	289,723

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
14,347	Federated Investors, Inc. Class B(a)	$388,517
40,235	GAMCO Investors, Inc.	1,789,653
75,579	Gladstone Capital Corp.(a)	796,603
144,519	Hercules Technology Growth Capital, Inc.	1,517,449
83,208	MCG Capital Corp.	565,814
147,280	NGP Capital Resources Co.	1,338,775
76,498	Pzena Investment Management, Inc.	526,306
4,329	Virtus Investment Partners, Inc.*	208,961

		7,550,958

Chemicals — 1.7%
35,032	A. Schulman, Inc.	747,933
73,036	Omnova Solutions, Inc.*	513,443
69,512	Spartech Corp.*	580,425
22,806	Stepan Co.	1,653,891
9,896	STR Holdings, Inc.*(a)	180,899
28,927	The Scotts Miracle-Gro Co.	1,494,658
10,599	Westlake Chemical Corp.	410,393
11,138	Zep, Inc.	201,264

		5,782,906

Commercial Banks — 4.7%
21,572	1st Source Corp.	406,632
337,630	CVB Financial Corp.(a)	2,795,576
11,341	Danvers Bancorp, Inc.	244,512
94,369	First Bancorp	1,418,366
14,083	First Bancorp, Inc.	208,006
24,102	First Interstate BancSystem, Inc.	313,085
37,169	Fulton Financial Corp.	383,584
73,138	Great Southern Bancorp, Inc.	1,601,722
220,884	International Bancshares Corp.	4,190,170
27,292	Investors Bancorp, Inc.*	363,530
45,662	Popular, Inc.*	146,575
67,602	Renasant Corp.	1,053,915
57,775	Texas Capital Bancshares, Inc.*	1,409,132
197,538	Wilshire Bancorp, Inc.	1,268,194

		15,802,999

Commercial Services & Supplies — 0.9%
1,897	Clean Harbors, Inc.*	170,806
65,401	HNI Corp.	1,984,266
117,464	Kimball International, Inc. Class B	791,120

		2,946,192

Communications Equipment — 2.6%
6,986	Bel Fuse, Inc. Class B	152,365
20,691	EchoStar Corp.*	563,830
197,162	Extreme Networks, Inc.*	646,691
30,546	PC-Tel, Inc.*	221,459
30,233	Plantronics, Inc.	1,070,248
576,952	Powerwave Technologies, Inc.*	2,013,563
213,236	ShoreTel, Inc.*	1,616,329
227,282	Symmetricom, Inc.*	1,411,421
56,664	Tellabs, Inc.	300,319

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
98,580	Tollgrade Communications, Inc.*	$914,822

		8,911,047

Computers & Peripherals* — 1.4%
106,192	Electronics for Imaging, Inc.	1,590,756
208,860	Imation Corp.	2,109,486
357,445	Quantum Corp.	961,527

		4,661,769

Consumer Finance — 1.0%
297,473	Advance America Cash Advance Centers, Inc.	1,820,535
7,348	First Cash Financial Services, Inc.*	242,410
20,487	World Acceptance Corp.*	1,150,550

		3,213,495

Distributors* — 0.0%
4,578	Core-Mark Holding Co., Inc.	154,920

Diversified Consumer Services*(a) — 0.4%
20,943	Pre-Paid Legal Services, Inc.	1,378,887

Diversified Financial Services — 1.5%
179,974	Compass Diversified Holdings	3,108,151
15,156	Life Partners Holdings, Inc.(a)	156,410
364,716	Primus Guaranty Ltd.*(a)	1,746,990

		5,011,551

Diversified Telecommunication Services — 0.4%
37,615	IDT Corp. Class B	866,273
27,924	Neutral Tandem, Inc.*	422,211

		1,288,484

Electric Utilities — 0.4%
14,698	NV Energy, Inc.	211,210
11,027	PNM Resources, Inc.	143,682
50,646	Portland General Electric Co.	1,131,432

		1,486,324

Electrical Equipment — 1.2%
15,693	Belden, Inc.	545,489
25,827	Encore Wire Corp.	579,687
20,388	Generac Holdings, Inc.*	303,781
226,865	LSI Industries, Inc.	1,687,875
73,367	Vicor Corp.	1,080,696

		4,197,528

Electronic Equipment, Instruments & Components — 2.0%
94,263	Agilysys, Inc.*	540,127
148,587	Brightpoint, Inc.*	1,348,427
20,487	Insight Enterprises, Inc.*	285,179
76,549	Methode Electronics, Inc.	904,809
11,746	National Instruments Corp.	496,973
78,212	RadiSys Corp.*	661,674
149,443	Vishay Intertechnology, Inc.*	2,465,810

		6,702,999

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services* — 1.7%
139,832	Complete Production Services, Inc.	$3,906,906
12,114	Dril-Quip, Inc.	934,232
32,674	Exterran Holdings, Inc.	810,642
1,652	Oil States International, Inc.	111,939

		5,763,719

Food & Staples Retailing — 0.1%
5,900	PriceSmart, Inc.	215,291

Food Products — 1.6%
83,793	Dole Food Co., Inc.*(a)	1,171,426
39,600	J&J Snack Foods Corp.	1,681,812
48,269	Lancaster Colony Corp.	2,682,308

		5,535,546

Gas Utilities — 0.4%
13,415	Atmos Energy Corp.	437,329
2,719	Energen Corp.	151,992
17,592	Southwest Gas Corp.	655,126

		1,244,447

Health Care Equipment & Supplies — 2.8%
6,856	Align Technology, Inc.*	142,810
12,048	AngioDynamics, Inc.*	195,117
1,897	Atrion Corp.	318,051
1,568	Beckman Coulter, Inc.	112,912
90,180	Hill-Rom Holdings, Inc.	3,649,585
2,289	IDEXX Laboratories, Inc.*	164,121
74,229	Invacare Corp.	2,051,690
39,657	Masimo Corp.	1,188,719
108,226	Medical Action Industries, Inc.*	876,631
13,424	Sirona Dental Systems, Inc.*	588,105

		9,287,741

Health Care Providers & Services — 3.8%
29,383	AMN Healthcare Services, Inc.*	170,421
85,487	Assisted Living Concepts, Inc.*	2,814,232
127,562	Kindred Healthcare, Inc.*	2,386,685
11,920	Lincare Holdings, Inc.	322,436
32,443	MedCath Corp.*	434,412
91,648	Molina Healthcare, Inc.*	2,809,928
137,201	PharMerica Corp.*	1,551,743
81,361	Skilled Healthcare Group, Inc.*	873,817
72,129	Universal American Financial Corp.	1,456,285

		12,819,959

Hotels, Restaurants & Leisure — 3.0%
6,890	Biglari Holdings, Inc.*	2,962,700
1,321	Chipotle Mexican Grill, Inc.*	289,193
14,731	Choice Hotels International, Inc.	558,747
72,773	Domino’s Pizza, Inc.*	1,193,477
148,841	O’Charley’s, Inc.*	1,029,980
8,959	Panera Bread Co.*	856,122

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
117,273	Papa John’s International, Inc.*	$3,365,735

		10,255,954

Household Durables — 1.3%
36,123	Blyth, Inc.	1,214,455
19,990	Harman International Industries, Inc.*	865,967
18,822	Hooker Furniture Corp.	252,403
69,893	iRobot Corp.*	1,887,111

		4,219,936

Household Products* — 0.8%
248,484	Central Garden & Pet Co.	2,355,628
9,302	Spectrum Brands Holdings, Inc.	304,920

		2,660,548

Insurance — 2.8%
3,271	Allied World Assurance Co. Holdings Ltd.	197,339
41,055	American Equity Investment Life Holding Co.	520,577
94,516	Aspen Insurance Holdings Ltd.	2,840,206
93,500	CNA Surety Corp.*	2,246,805
72,997	Flagstone Reinsurance Holdings SA	894,943
9,933	Global Indemnity PLC*	197,816
4,016	Infinity Property & Casualty Corp.	239,916
101,833	Maiden Holdings Ltd.	814,664
51,576	Montpelier Re Holdings Ltd.	1,023,784
31,390	Symetra Financial Corp.	415,290

		9,391,340

Internet Software & Services — 2.2%
99,355	Internap Network Services Corp.*	724,298
29,342	LogMeIn, Inc.*	1,130,547
349,644	Marchex, Inc. Class B	3,328,611
49,961	ModusLink Global Solutions, Inc.*	306,261
512,186	RealNetworks, Inc.*	1,925,819

		7,415,536

IT Services* — 2.1%
491,867	Ciber, Inc.	2,242,914
33,625	CSG Systems International, Inc.	654,006
613,275	Lionbridge Technologies, Inc.	2,354,976
42,998	VeriFone Systems, Inc.	1,717,340

		6,969,236

Leisure Equipment & Products — 1.0%
43,207	Polaris Industries, Inc.	3,323,482

Life Sciences Tools & Services* — 1.1%
406,646	Accelrys, Inc.	3,342,630
77,483	Affymetrix, Inc.	375,793

		3,718,423

Shares	Description	Value
Common Stocks — (continued)
Machinery — 4.8%
79,003	Albany International Corp.	$1,781,518
21,265	Astec Industries, Inc.*	640,077
99,077	Briggs & Stratton Corp.	1,978,568
12,638	EnPro Industries, Inc.*	524,603
65,332	Kadant, Inc.*	1,382,425
29,148	Lydall, Inc.*	233,184
37,589	Miller Industries, Inc.	573,608
56,777	Mueller Industries, Inc.	1,856,608
31,368	NACCO Industries, Inc.	3,144,642
13,657	Sauer-Danfoss, Inc.*	391,273
17,363	Tecumseh Products Co.*	209,745
26,751	Tennant Co.	1,079,135
38,057	The Toro Co.	2,314,627

		16,110,013

Media — 0.6%
23,952	Ascent Media Corp.*	911,134
30,479	Harte-Hanks, Inc.	380,073
161,335	Journal Communications, Inc.*	774,408

		2,065,615

Metals & Mining — 1.6%
32,812	Brush Engineered Materials, Inc.*	1,147,764
90,042	Golden Star Resources Ltd.*	332,255
49,591	Hecla Mining Co.*	446,319
46,559	Kaiser Aluminum Corp.	2,221,330
39,808	Noranda Aluminum Holding Corp.*	588,760
21,461	Titanium Metals Corp.*	404,540
2,911	Walter Energy, Inc.	379,216

		5,520,184

Multi-Utilities — 0.6%
46,024	Integrys Energy Group, Inc.	2,190,282

Multiline Retail — 0.7%
181,963	Fred’s, Inc.	2,443,763

Oil, Gas & Consumable Fuels — 5.3%
36,870	Cloud Peak Energy, Inc.*	839,530
92,140	Frontier Oil Corp.*	1,916,512
20,054	PetroQuest Energy, Inc.*	157,223
12,912	Stone Energy Corp.*	300,204
379,082	Tesoro Corp.*(b)	7,297,329
184,697	USEC, Inc.*	1,025,068
186,666	W&T Offshore, Inc.	3,798,653
201,893	Western Refining, Inc.*	2,459,057

		17,793,576

Paper & Forest Products* — 1.5%
43,905	Clearwater Paper Corp.	3,472,007
99,095	KapStone Paper and Packaging Corp.	1,687,588

		5,159,595

Personal Products* — 0.2%
48,821	Prestige Brands Holdings, Inc.	538,984

Pharmaceuticals* — 1.4%
22,755	Akorn, Inc.	113,775

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals* — (continued)
105,800	King Pharmaceuticals, Inc.	$1,506,592
108,458	Questcor Pharmaceuticals, Inc.	1,676,761
35,375	The Medicines Co.	554,680
56,000	ViroPharma, Inc.	918,400

		4,770,208

Professional Services — 2.3%
16,303	Administaff, Inc.	461,701
57,440	CDI Corp.	922,486
188,453	Kelly Services, Inc.*	3,707,813
77,654	Kforce, Inc.*	1,388,453
68,344	SFN Group, Inc.*	661,570
113,425	Volt Information Sciences, Inc.*	779,230

		7,921,253

Real Estate Investment Trusts — 6.8%
7,188	Agree Realty Corp.	167,121
45,465	American Campus Communities, Inc.	1,470,338
33,898	Equity Lifestyle Properties, Inc.	1,928,118
15,693	Federal Realty Investment Trust	1,262,188
208,892	Franklin Street Properties Corp.	3,131,291
42,967	LTC Properties, Inc.	1,174,718
237,986	MPG Office Trust, Inc.*(a)	875,789
46,943	National Health Investors, Inc.	2,146,703
99,494	Nationwide Health Properties, Inc.	3,736,000
103,200	Rayonier, Inc.	6,110,472
36,279	Starwood Property Trust, Inc.	816,640

		22,819,378

Road & Rail — 1.2%
72,098	Marten Transport Ltd.	1,536,408
30,946	Universal Truckload Services, Inc.*	461,096
77,459	Werner Enterprises, Inc.	1,909,364

		3,906,868

Semiconductors & Semiconductor Equipment — 4.0%
95,682	Applied Micro Circuits Corp.*	941,511
113,805	DSP Group, Inc.*	852,399
21,299	Integrated Device Technology, Inc.*	135,887
1,035,455	Lattice Semiconductor Corp.*	6,450,885
88,294	Micrel, Inc.	1,182,257
92,122	PLX Technology, Inc.*	296,172
431,813	Silicon Image, Inc.*	2,962,237
80,075	Zoran Corp.*	759,912

		13,581,260

Software — 5.3%
24,335	Advent Software, Inc.*(b)	719,343
95,103	Blackbaud, Inc.	2,500,258
86,025	CommVault Systems, Inc.*	2,657,312
36,713	Epicor Software Corp.*	380,347
51,464	Kenexa Corp.*	1,067,363
104,253	Magma Design Automation, Inc.*	566,094

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
103,446	Manhattan Associates, Inc.*	$3,052,691
36,031	MicroStrategy, Inc.*	3,832,257
38,695	PROS Holdings, Inc.*	386,176
6,080	Quest Software, Inc.*	156,986
30,091	Renaissance Learning, Inc.	319,266
7,642	Solarwinds, Inc.*	144,434
39,229	The Ultimate Software Group, Inc.*	1,906,529
17,227	Websense, Inc.*	330,069

		18,019,125

Specialty Retail — 4.2%
67,443	Asbury Automotive Group, Inc.*	1,241,626
94,791	Brown Shoe Co., Inc.	1,201,002
23,310	Build-A-Bear Workshop, Inc.*	178,555
51,834	Cabela’s, Inc.*	1,290,667
47,360	DSW, Inc.*(a)	1,576,614
84,666	Group 1 Automotive, Inc.	3,203,761
33,268	Lithia Motors, Inc.	449,118
10,131	PetSmart, Inc.	407,671
29,934	Shoe Carnival, Inc.*	740,867
27,116	Sonic Automotive, Inc.	337,594
137,600	Stage Stores, Inc.	2,132,800
20,742	Ulta Salon, Cosmetics & Fragrance, Inc.*	768,284
20,634	Zumiez, Inc.*	479,121

		14,007,680

Textiles, Apparel & Luxury Goods — 0.9%
43,205	Kenneth Cole Productions, Inc.*	589,316
10,426	Movado Group, Inc.*	150,239
36,051	Oxford Industries, Inc.	853,327
49,706	Perry Ellis International, Inc.*	1,399,224

		2,992,106

Thrifts & Mortgage Finance — 0.4%
22,026	Brookline Bancorp, Inc.	238,541
69,541	NewAlliance Bancshares, Inc.	1,039,638
6,648	Washington Federal, Inc.	114,944

		1,393,123

Tobacco* — 0.1%
123,905	Alliance One International, Inc.	474,556

Trading Companies & Distributors — 0.2%
3,653	Applied Industrial Technologies, Inc.	115,654
10,194	Watsco, Inc.	639,368

		755,022

Wireless Telecommunication Services — 1.5%
293,295	USA Mobility, Inc.	5,009,479

TOTAL COMMON STOCKS		$329,303,221

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$7,600,000	0.220%	02/01/11	$7,600,000
Maturity Value: $7,600,046

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$336,903,221

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 2.4%
Financial Square Money Market Fund
8,163,769	0.165%	$8,163,769

TOTAL INVESTMENTS — 102.4%		$345,066,990

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(8,126,109)

NET ASSETS — 100.0%		$336,940,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contract were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	85	March 2011	$6,631,700	$40,350

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$250,339,482

Gross unrealized gain	103,635,475
Gross unrealized loss	(8,907,967)

Net unrealized security gain	$94,727,508

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 0.8%
2,062	Aerovironment, Inc.*	$58,148
4,265	Cubic Corp.	207,919
1,157	DigitalGlobe, Inc.*	35,532
3,559	Hexcel Corp.*	67,692
905	LMI Aerospace, Inc.*	16,946

		386,237

Air Freight & Logistics* — 0.4%
26,224	Pacer International, Inc.	163,900

Airlines — 2.6%
5,493	Alaska Air Group, Inc.*	325,405
18,247	Allegiant Travel Co.	849,216

		1,174,621

Auto Components — 2.7%
12,273	American Axle & Manufacturing Holdings, Inc.*	175,504
3,068	Amerigon, Inc.*	33,411
20,782	Dana Holding Corp.*	372,413
1,988	Dorman Products, Inc.*	63,954
5,956	Standard Motor Products, Inc.	72,127
7,132	Stoneridge, Inc.*	105,197
10,986	Superior Industries International, Inc.	219,720
1,208	Tenneco, Inc.*	49,927
2,303	TRW Automotive Holdings Corp.*	137,397

		1,229,650

Beverages — 1.0%
5,943	National Beverage Corp.	79,934
4,132	The Boston Beer Co., Inc.*	371,921

		451,855

Biotechnology — 5.5%
1,950	Alkermes, Inc.*	25,175
14,192	ARIAD Pharmaceuticals, Inc.*	90,474
7,376	Cepheid, Inc.*	175,254
3,302	Codexis, Inc.*	29,817
25,075	Cubist Pharmaceuticals, Inc.*	550,145
13,492	Emergent Biosolutions, Inc.*	286,570
2,815	Enzon Pharmaceuticals, Inc.*	31,528
6,931	Genomic Health, Inc.*	154,353
17,655	Maxygen, Inc.	70,090
40,408	Nabi Biopharmaceuticals*	226,285
1,740	Onyx Pharmaceuticals, Inc.*	61,396
47,855	PDL BioPharma, Inc.	236,404
10,385	Progenics Pharmaceuticals, Inc.*	58,000
20,447	SciClone Pharmaceuticals, Inc.*	80,152
26,448	Seattle Genetics, Inc.*	433,483

		2,509,126

Building Products — 0.3%
4,811	Simpson Manufacturing Co., Inc.	143,127

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 0.6%
2,470	Federated Investors, Inc. Class B(a)	$66,888
2,947	GAMCO Investors, Inc.	131,083
5,100	Pzena Investment Management, Inc.	35,088
1,481	Safeguard Scientifics, Inc.*	24,362

		257,421

Chemicals — 2.4%
1,688	Koppers Holdings, Inc.	64,954
3,175	Kraton Performance Polymers, Inc.*	99,663
6,299	PolyOne Corp.*	82,832
17,025	Senomyx, Inc.*	101,299
7,380	Spartech Corp.*	61,623
4,425	Stepan Co.	320,901
4,634	STR Holdings, Inc.*(a)	84,710
3,345	The Scotts Miracle-Gro Co.	172,836
3,466	TPC Group, Inc.*	109,179

		1,097,997

Commercial Banks — 0.1%
765	International Bancshares Corp.	14,512
653	Signature Bank*	34,113

		48,625

Commercial Services & Supplies — 1.8%
3,219	Clean Harbors, Inc.*	289,839
14,571	HNI Corp.	442,084
2,279	Kimball International, Inc. Class B	15,349
2,234	Steelcase, Inc.	22,832
1,243	United Stationers, Inc.*	77,414

		847,518

Communications Equipment — 3.6%
3,871	Acme Packet, Inc.*	208,182
6,529	Arris Group, Inc.*	81,482
7,012	Aruba Networks, Inc.*	151,109
1,333	Blue Coat Systems, Inc.*	38,404
1,553	DG Fastchannel, Inc.*	42,568
974	EMS Technologies, Inc.*	17,853
12,222	Extreme Networks, Inc.*	40,088
3,868	Finisar Corp.*	128,804
13,089	Infinera Corp.*	96,008
1,407	Ixia*	22,132
14,358	Plantronics, Inc.	508,273
6,134	Riverbed Technology, Inc.*	220,027
2,233	SeaChange International, Inc.*	18,489
10,317	ShoreTel, Inc.*	78,203

		1,651,622

Computers & Peripherals* — 1.5%
6,333	Hypercom Corp.	56,617
4,681	Imation Corp.	47,278
65,560	Quantum Corp.	176,357
3,604	Super Micro Computer, Inc.	50,726
6,189	Synaptics, Inc.	176,139
14,182	Xyratex Ltd.	189,046

		696,163

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — 1.4%
28,663	Advance America Cash Advance Centers, Inc.	$175,418
2,284	Cash America International, Inc.	91,885
5,553	First Cash Financial Services, Inc.*	183,193
558	Green Dot Corp.*	35,104
2,568	World Acceptance Corp.*	144,219

		629,819

Distributors* — 0.4%
6,567	Audiovox Corp.	47,151
3,854	Core-Mark Holding Co., Inc.	130,419

		177,570

Diversified Consumer Services* — 0.9%
2,920	Coinstar, Inc.	120,859
4,522	Pre-Paid Legal Services, Inc.(a)	297,728

		418,587

Diversified Financial Services — 0.3%
1,508	Compass Diversified Holdings	26,043
3,658	Life Partners Holdings, Inc.(a)	37,751
13,681	Primus Guaranty Ltd.*	65,532

		129,326

Diversified Telecommunication Services — 0.5%
12,567	Cbeyond, Inc.*	184,107
1,517	IDT Corp. Class B	34,936
2,011	Neutral Tandem, Inc.*	30,406

		249,449

Electrical Equipment — 2.2%
2,133	American Superconductor Corp.*	58,167
4,945	Coleman Cable, Inc.*	33,131
1,856	Franklin Electric Co., Inc.	76,244
2,912	Generac Holdings, Inc.*	43,389
602	General Cable Corp.*	22,280
3,896	II-VI, Inc.*	192,384
2,657	Polypore International, Inc.*	127,935
10,297	Vicor Corp.	151,675
9,739	Woodward Governor Co.	328,448

		1,033,653

Electronic Equipment, Instruments & Components — 2.7%
10,334	Benchmark Electronics, Inc.*	196,243
18,843	Brightpoint, Inc.*	171,000
1,690	Cognex Corp.	52,965
1,849	Electro Scientific Industries, Inc.*	30,823
7,365	Insight Enterprises, Inc.*	102,521
14,232	Methode Electronics, Inc.	168,222
1,218	National Instruments Corp.	51,534
7,102	Power-One, Inc.*(a)	75,991
6,979	RadiSys Corp.*	59,042
18,677	Vishay Intertechnology, Inc.*	308,170

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — (continued)
1,780	Vishay Precision Group, Inc.*	$33,019

		1,249,530

Energy Equipment & Services — 1.4%
2,713	Complete Production Services, Inc.*	75,801
5,580	Dril-Quip, Inc.*	430,330
7,082	RPC, Inc.	124,501

		630,632

Food & Staples Retailing — 0.2%
2,354	PriceSmart, Inc.	85,897

Food Products — 1.8%
3,622	Dole Food Co., Inc.*	50,635
13,724	Lancaster Colony Corp.	762,643

		813,278

Health Care Equipment & Supplies — 5.2%
10,532	Align Technology, Inc.*	219,382
2,479	Analogic Corp.	126,602
3,028	ICU Medical, Inc.*	118,274
13,783	Invacare Corp.	380,962
21,833	Masimo Corp.	654,444
4,962	Medical Action Industries, Inc.*	40,192
5,334	Meridian Bioscience, Inc.	117,028
6,726	Sirona Dental Systems, Inc.*	294,666
9,104	STERIS Corp.	317,001
7,469	Vascular Solutions, Inc.*	79,022
823	West Pharmaceutical Services, Inc.	32,912

		2,380,485

Health Care Providers & Services — 3.5%
3,989	AMERIGROUP Corp.*	208,904
5,300	AMN Healthcare Services, Inc.*	30,740
4,106	CardioNet, Inc.*	17,861
2,720	CorVel Corp.*	137,306
2,927	Coventry Health Care, Inc.*	87,722
3,615	Five Star Quality Care, Inc.*	22,630
7,840	Health Net, Inc.*	223,675
8,135	Kindred Healthcare, Inc.*	152,206
598	Magellan Health Services, Inc.*	28,949
9,861	Molina Healthcare, Inc.*	302,338
12,710	PharMerica Corp.*	143,750
7,996	Skilled Healthcare Group, Inc.*	85,877
7,794	Universal American Financial Corp.	157,361
958	WellCare Health Plans, Inc.*	28,644

		1,627,963

Health Care Technology* — 0.3%
2,238	SXC Health Solutions Corp.	107,670
1,725	Vital Images, Inc.	22,925

		130,595

Hotels, Restaurants & Leisure — 3.2%
522	Biglari Holdings, Inc.*	224,460

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
245	Chipotle Mexican Grill, Inc.*	$53,635
24,007	Domino’s Pizza, Inc.*	393,715
2,845	McCormick & Schmick’s Seafood Restaurants, Inc.*	25,605
5,297	O’Charley’s, Inc.*	36,655
2,748	P.F. Chang’s China Bistro, Inc.	126,518
11,330	Papa John’s International, Inc.*	325,171
1,835	Peet’s Coffee & Tea, Inc.*	70,024
10,084	Texas Roadhouse, Inc.*	167,596
873	The Cheesecake Factory, Inc.*	25,762

		1,449,141

Household Durables — 0.9%
2,635	Blyth, Inc.	88,589
2,079	Harman International Industries, Inc.*	90,062
7,978	iRobot Corp.*	215,406

		394,057

Household Products* — 0.2%
3,827	Central Garden & Pet Co.	36,280
1,124	Spectrum Brands Holdings, Inc.	36,845

		73,125

Insurance — 0.4%
2,058	Aspen Insurance Holdings Ltd.	61,843
10,016	CNO Financial Group, Inc.*	63,401
930	Global Indemnity PLC*	18,521
1,679	OneBeacon Insurance Group Ltd.	23,086
2,641	Symetra Financial Corp.	34,941

		201,792

Internet & Catalog Retail — 0.2%
1,454	Nutrisystem, Inc.	27,568
1,485	Shutterfly, Inc.*	49,436

		77,004

Internet Software & Services — 2.3%
1,010	AOL, Inc.*	23,755
3,626	Liquidity Services, Inc.*	51,743
7,716	LivePerson, Inc.*	84,644
7,699	LogMeIn, Inc.*	296,642
14,917	Marchex, Inc. Class B	142,010
3,658	ModusLink Global Solutions, Inc.*	22,424
1,504	Rackspace Hosting, Inc.*	50,399
43,842	RealNetworks, Inc.*	164,846
4,145	Saba Software, Inc.*	26,984
14,053	ValueClick, Inc.*	196,883

		1,060,330

IT Services* — 3.2%
5,904	CSG Systems International, Inc.	114,833
40,706	Lionbridge Technologies, Inc.	156,311
1,465	ManTech International Corp.	58,900
13,400	TeleTech Holdings, Inc.	286,894

Shares	Description	Value
Common Stocks — (continued)
IT Services* — (continued)
20,990	VeriFone Systems, Inc.	$838,341

		1,455,279

Leisure Equipment & Products — 1.3%
7,931	Polaris Industries, Inc.	610,053

Life Sciences Tools & Services* — 1.1%
11,231	Accelrys, Inc.	92,319
36,801	Affymetrix, Inc.	178,485
1,820	Dionex Corp.	214,723
6,109	eResearchTechnology, Inc.	39,281

		524,808

Machinery — 4.5%
1,428	Actuant Corp.	39,598
1,451	Alamo Group, Inc.	37,653
3,687	Altra Holdings, Inc.*	77,095
8,420	ArvinMeritor, Inc.*	184,061
2,246	Astec Industries, Inc.*	67,605
10,768	Briggs & Stratton Corp.	215,037
8,234	Commercial Vehicle Group, Inc.*	132,897
1,593	Kaydon Corp.	61,665
12,473	Lydall, Inc.*	99,784
3,811	Met-Pro Corp.	41,349
5,628	Mueller Industries, Inc.	184,036
8,612	Mueller Water Products, Inc.	34,448
2,229	NACCO Industries, Inc.	223,457
8,057	Sauer-Danfoss, Inc.*	230,833
2,206	Tecumseh Products Co.*	26,649
4,264	Tennant Co.	172,010
326	The Toro Co.	19,827
6,021	TriMas Corp.*	114,640
3,279	Twin Disc, Inc.	106,797

		2,069,441

Media — 0.6%
1,708	AH Belo Corp.*	13,852
4,125	Arbitron, Inc.	171,971
1,468	Clear Channel Outdoor Holdings, Inc.*	20,390
13,571	Journal Communications, Inc.*	65,141

		271,354

Metals & Mining — 1.7%
50,500	Golden Star Resources Ltd.*	186,345
3,541	Hecla Mining Co.*	31,869
15,351	Noranda Aluminum Holding Corp.*	227,041
8,642	Stillwater Mining Co.*	187,359
1,816	Titanium Metals Corp.*	34,232
1,008	Walter Energy, Inc.	131,312

		798,158

Multiline Retail* — 0.0%
1,177	Retail Ventures, Inc.	17,749

Oil, Gas & Consumable Fuels — 4.6%
2,328	Arch Coal, Inc.	79,734
15,263	Cloud Peak Energy, Inc.*	347,539
4,208	Frontier Oil Corp.*	87,526
2,346	James River Coal Co.*	52,750

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
5,903	PetroQuest Energy, Inc.*	$46,280
1,199	Stone Energy Corp.*	27,877
18,928	Tesoro Corp.*	364,364
815	Venoco, Inc.*	17,001
32,892	W&T Offshore, Inc.	669,352
3,996	Western Refining, Inc.*	48,671
9,415	World Fuel Services Corp.	353,439

		2,094,533

Paper & Forest Products* — 1.0%
5,968	Clearwater Paper Corp.	471,949

Personal Products* — 0.2%
2,665	USANA Health Sciences, Inc.	101,057

Pharmaceuticals* — 2.0%
16,993	Akorn, Inc.	84,965
4,778	Impax Laboratories, Inc.	110,945
11,778	King Pharmaceuticals, Inc.	167,719
6,402	Obagi Medical Products, Inc.	67,989
11,836	Questcor Pharmaceuticals, Inc.	182,985
6,232	The Medicines Co.	97,718
11,408	ViroPharma, Inc.	187,091

		899,412

Professional Services — 1.9%
5,801	Administaff, Inc.	164,284
6,984	CDI Corp.	112,163
21,322	Kelly Services, Inc.*	419,510
3,660	Kforce, Inc.*	65,441
2,879	Mistras Group, Inc.*	41,141
3,943	SFN Group, Inc.*	38,168
2,657	Volt Information Sciences, Inc.*	18,254

		858,961

Real Estate Investment Trusts — 0.7%
3,316	LTC Properties, Inc.	90,659
5,376	National Health Investors, Inc.	245,845

		336,504

Road & Rail — 0.8%
10,366	Celadon Group, Inc.*	151,862
5,130	Heartland Express, Inc.	82,208
2,336	Roadrunner Transportation Systems, Inc.*	31,466
3,455	Universal Truckload Services, Inc.*	51,479
2,289	Werner Enterprises, Inc.	56,424

		373,439

Semiconductors & Semiconductor Equipment — 5.7%
12,855	Advanced Analogic Technologies, Inc.*	51,163
16,723	Applied Micro Circuits Corp.*	164,554
3,298	Cavium Networks, Inc.*	130,403
18,480	Integrated Device Technology, Inc.*	117,902
11,253	Integrated Silicon Solution, Inc.*	117,256
2,445	Intersil Corp.	36,968

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
2,794	Kulicke and Soffa Industries, Inc.*	$27,242
94,321	Lattice Semiconductor Corp.*	587,620
10,883	LTX-Credence Corp.*	96,478
2,012	MaxLinear, Inc. Class A*	22,454
26,786	Micrel, Inc.	358,665
1,462	MIPS Technologies, Inc.*	18,158
1,410	OmniVision Technologies, Inc.*	36,420
21,540	PLX Technology, Inc.*	69,251
51,586	RF Micro Devices, Inc.*	346,658
1,617	Spansion, Inc. Class A*	32,146
4,809	Standard Microsystems Corp.*	115,656
7,761	Tessera Technologies, Inc.*	134,421
16,767	Zoran Corp.*	159,119

		2,622,534

Software — 8.6%
4,699	Actuate Corp.*	26,079
13,848	Advent Software, Inc.*(b)	409,347
13,613	Blackbaud, Inc.	357,886
4,013	Bottomline Technologies, Inc.*	92,018
13,452	CommVault Systems, Inc.*	415,532
2,563	Deltek, Inc.*	18,223
1,066	ePlus, Inc.*	27,545
7,054	Kenexa Corp.*	146,300
25,956	Magma Design Automation, Inc.*	140,941
9,466	Manhattan Associates, Inc.*	279,342
11,050	Mentor Graphics Corp.*	140,722
4,685	MicroStrategy, Inc.*	498,297
2,562	OPNET Technologies, Inc.	73,248
3,926	PROS Holdings, Inc.*	39,181
3,169	QAD, Inc. Class A*	27,190
15,395	Quest Software, Inc.*	397,499
10,134	Renaissance Learning, Inc.	107,522
3,140	Smith Micro Software, Inc.*	39,627
2,827	Solarwinds, Inc.*	53,430
8,012	Taleo Corp.*	236,034
3,533	TeleNav, Inc.*	37,096
7,597	The Ultimate Software Group, Inc.*	369,214

		3,932,273

Specialty Retail — 4.5%
5,428	AnnTaylor Stores Corp.*	120,067
653	AutoNation, Inc.*	18,748
2,879	Brown Shoe Co., Inc.	36,477
8,868	DSW, Inc.*	295,216
3,734	Genesco, Inc.*	138,643
9,140	Group 1 Automotive, Inc.	345,858
6,078	Hibbett Sports, Inc.*	194,618
7,480	Lithia Motors, Inc.	100,980
7,127	Penske Automotive Group, Inc.*	120,446
12,441	Sonic Automotive, Inc.	154,890
8,432	Ulta Salon, Cosmetics & Fragrance, Inc.*	312,321
8,828	Zumiez, Inc.*	204,986

		2,043,250

Textiles, Apparel & Luxury Goods — 1.9%
6,708	Oxford Industries, Inc.	158,778

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
2,259	Perry Ellis International, Inc.*	$63,591
9,630	The Timberland Co.*	257,410
5,076	Under Armour, Inc.*	303,849
1,686	Volcom, Inc.	27,988
2,263	Wolverine World Wide, Inc.	72,077

		883,693

Trading Companies & Distributors — 1.1%
5,760	Applied Industrial Technologies, Inc.	182,362
4,878	Watsco, Inc.	305,948

		488,310

Wireless Telecommunication Services — 0.8%
22,332	USA Mobility, Inc.	381,431

TOTAL COMMON STOCKS		$44,704,283

Exchange Traded Fund — 0.1%
400	iShares Russell 2000 Growth Index Fund	$34,740

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.2%
Repurchase Agreement — 2.2%
Joint Repurchase Agreement Account II
$1,000,000	0.220%	02/01/11	$1,000,000
Maturity Value: $1,000,006

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$45,739,023

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 1.0%
Financial Square Money Market Fund
467,844	0.165%	$467,844

TOTAL INVESTMENTS — 100.8%		$46,206,867

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(362,767)

NET ASSETS — 100.0%		$45,844,100

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	12	March 2011	$936,240	$(17,666)

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$35,996,573

Gross unrealized gain	11,144,427
Gross unrealized loss	(934,133)

Net unrealized security gain	$10,210,294

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Aerospace & Defense — 0.9%
21,853	Ceradyne, Inc.*	$774,252
3,669	Cubic Corp.	178,864
2,136	Curtiss-Wright Corp.	74,119
2,669	Ducommun, Inc.	58,611
11,550	LMI Aerospace, Inc.*	216,274

		1,302,120

Air Freight & Logistics* — 0.3%
15,598	Dynamex, Inc.	388,234
14,584	Pacer International, Inc.	91,150

		479,384

Airlines — 3.3%
24,561	Alaska Air Group, Inc.*	1,454,994
41,125	Allegiant Travel Co.	1,913,957
146,895	JetBlue Airways Corp.*	881,370
50,339	SkyWest, Inc.	757,602

		5,007,923

Auto Components — 1.3%
32,478	Dana Holding Corp.*	582,006
22,239	Modine Manufacturing Co.*	366,943
22,870	Spartan Motors, Inc.	142,709
6,320	Standard Motor Products, Inc.	76,535
13,558	Stoneridge, Inc.*	199,981
28,666	Superior Industries International, Inc.	573,320

		1,941,494

Beverages — 0.3%
14,754	National Beverage Corp.	198,441
2,361	The Boston Beer Co., Inc.*	212,514

		410,955

Biotechnology* — 0.9%
18,073	Emergent Biosolutions, Inc.	383,871
10,307	Enzon Pharmaceuticals, Inc.	115,438
19,235	Martek Biosciences Corp.	604,171
33,046	Nabi Biopharmaceuticals	185,058

		1,288,538

Building Products — 0.7%
7,390	American Woodmark Corp.	137,823
4,493	Quanex Building Products Corp.	87,569
5,484	Simpson Manufacturing Co., Inc.	163,149
17,307	Universal Forest Products, Inc.	635,167

		1,023,708

Capital Markets — 3.4%
32,832	American Capital Ltd.*	268,237
4,083	Arlington Asset Investment Corp.	102,728
50,487	BlackRock Kelso Capital Corp.	580,600

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
6,710	Calamos Asset Management, Inc.	$103,200
1,932	Capital Southwest Corp.(a)	188,467
14,483	GAMCO Investors, Inc.	644,204
25,395	Gladstone Capital Corp.(b)	267,663
9,373	Golub Capital BDC, Inc.	151,093
66,063	Hercules Technology Growth Capital, Inc.	693,661
10,303	International Assets Holding Corp.*(b)	241,090
13,175	MVC Capital, Inc.	183,396
81,617	NGP Capital Resources Co.	741,899
18,325	Safeguard Scientifics, Inc.*	301,446
2,218	Solar Capital Ltd.	52,678
44,217	TICC Capital Corp.	543,427

		5,063,789

Chemicals — 2.3%
33,731	A. Schulman, Inc.	720,157
6,180	Innophos Holdings, Inc.	204,991
6,760	Kraton Performance Polymers, Inc.*	212,197
1,219	Minerals Technologies, Inc.	76,821
26,285	OM Group, Inc.*	950,991
53,122	PolyOne Corp.*	698,554
29,178	Spartech Corp.*	243,636
2,843	Stepan Co.	206,174
1,366	The Scotts Miracle-Gro Co.	70,581
1,701	TPC Group, Inc.*	53,582

		3,437,684

Commercial Banks — 9.7%
10,558	1st Source Corp.	199,018
33,259	Banco Latinoamericano de Comercio Exterior SA Class E	575,048
139,861	CVB Financial Corp.(b)	1,158,049
9,595	Danvers Bancorp, Inc.	206,868
19,102	F.N.B. Corp.	192,930
28,175	First Bancorp	423,470
31,009	First Financial Bancorp	524,052
41,910	First Interstate BancSystem, Inc.	544,411
28,376	FirstMerit Corp.	519,848
18,668	Fulton Financial Corp.	192,654
39,696	Glacier Bancorp, Inc.	560,111
17,468	Great Southern Bancorp, Inc.	382,549
2,293	Home Bancshares, Inc.	46,915
122,727	International Bancshares Corp.	2,328,131
107,020	Investors Bancorp, Inc.*	1,425,506
6,175	Lakeland Financial Corp.	127,082
4,164	Park National Corp.	271,160
55,825	Popular, Inc.*	179,198
5,221	Prosperity Bancshares, Inc.	211,190
33,225	Renasant Corp.(b)	517,978
27,147	Southwest Bancorp, Inc.*	371,643
29,331	Susquehanna Bancshares, Inc.	280,404
20,306	SVB Financial Group*	1,065,456
48,955	Texas Capital Bancshares, Inc.*	1,194,013
3,912	TriCo Bancshares	59,345
3,076	Trustmark Corp.	73,793
10,931	United Bankshares, Inc.	308,254
84,003	Wilshire Bancorp, Inc.	539,299

		14,478,375

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.4%
43,463	Kimball International, Inc. Class B	$292,724
4,440	United Stationers, Inc.*	276,523

		569,247

Communications Equipment — 1.0%
4,675	Calix, Inc.*(b)	76,203
4,566	EchoStar Corp.*	124,423
95,179	Extreme Networks, Inc.*	312,187
5,978	Plantronics, Inc.	211,621
81,695	Powerwave Technologies, Inc.*	285,116
65,958	Symmetricom, Inc.*	409,599

		1,419,149

Computers & Peripherals* — 1.2%
46,971	Electronics for Imaging, Inc.	703,625
67,110	Imation Corp.	677,811
147,927	Quantum Corp.	397,924

		1,779,360

Consumer Finance — 1.8%
125,812	Advance America Cash Advance Centers, Inc.	769,970
18,012	Cash America International, Inc.	724,623
5,898	First Cash Financial Services, Inc.*	194,575
18,352	World Acceptance Corp.*	1,030,648

		2,719,816

Containers & Packaging — 0.2%
30,595	Boise, Inc.	275,049

Distributors* — 0.1%
2,678	Core-Mark Holding Co., Inc.	90,624

Diversified Financial Services — 1.2%
73,816	Compass Diversified Holdings	1,274,802
11,998	Life Partners Holdings, Inc.(b)	123,819
85,559	Primus Guaranty Ltd.*	409,828

		1,808,449

Diversified Telecommunication Services — 0.3%
22,160	IDT Corp. Class B	510,345

Electric Utilities — 2.4%
112,716	PNM Resources, Inc.	1,468,689
92,139	Portland General Electric Co.	2,058,385
3,424	UIL Holdings Corp.	103,371

		3,630,445

Electrical Equipment — 0.6%
9,209	Encore Wire Corp.	206,696
1,309	II-VI, Inc.*	64,638
69,049	LSI Industries, Inc.	513,725
11,900	Vicor Corp.	175,287

		960,346

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.7%
35,155	Agilysys, Inc.*	$201,438
15,551	Benchmark Electronics, Inc.*	295,313
16,540	CTS Corp.	187,564
36,047	Insight Enterprises, Inc.*	501,774
47,990	Methode Electronics, Inc.	567,242
8,012	Newport Corp.*	140,611
16,737	RadiSys Corp.*	141,595
27,885	Vishay Intertechnology, Inc.*	460,102

		2,495,639

Energy Equipment & Services* — 2.4%
41,861	Allis-Chalmers Energy, Inc.	317,306
106,243	Complete Production Services, Inc.	2,968,429
5,412	Dawson Geophysical Co.	182,980
14,313	Newpark Resources, Inc.	85,592
14,910	Union Drilling, Inc.	108,843

		3,663,150

Food & Staples Retailing — 0.2%
7,139	Ingles Markets, Inc.	138,283
9,301	Susser Holdings Corp.*	134,120

		272,403

Food Products — 1.5%
80,513	Dole Food Co., Inc.*(b)	1,125,572
15,642	Fresh Del Monte Produce, Inc.	413,731
21,754	John B. Sanfilippo & Son, Inc.*	247,125
9,472	Lancaster Colony Corp.	526,359

		2,312,787

Gas Utilities — 1.8%
1,926	Energen Corp.	107,663
68,365	Southwest Gas Corp.	2,545,913

		2,653,576

Health Care Equipment & Supplies — 0.3%
10,376	Invacare Corp.	286,793
12,852	Medical Action Industries, Inc.*	104,101

		390,894

Health Care Providers & Services — 3.0%
10,625	AMERIGROUP Corp.*	556,431
8,856	Assisted Living Concepts, Inc.*	291,539
49,252	Kindred Healthcare, Inc.*	921,505
10,065	Magellan Health Services, Inc.*	487,247
27,902	Molina Healthcare, Inc.*	855,475
31,574	Skilled Healthcare Group, Inc.*	339,105
43,163	Universal American Financial Corp.	871,461
6,482	WellCare Health Plans, Inc.*	193,812

		4,516,575

Hotels, Restaurants & Leisure* — 1.9%
2,778	Biglari Holdings, Inc.	1,194,540

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure* — (continued)
50,222	Domino’s Pizza, Inc.	$823,641
60,496	O’Charley’s, Inc.	418,632
16,395	Papa John’s International, Inc.	470,537

		2,907,350

Household Durables — 0.8%
14,989	Blyth, Inc.	503,930
6,605	CSS Industries, Inc.	121,268
5,491	Harman International Industries, Inc.*	237,870
15,754	Hooker Furniture Corp.	211,261
2,994	Mohawk Industries, Inc.*	166,317

		1,240,646

Household Products* — 0.4%
61,857	Central Garden & Pet Co.	586,404

Industrial Conglomerates — 0.2%
125	Seaboard Corp.	250,250
4,608	Tredegar Corp.	86,216

		336,466

Insurance — 5.2%
832	Allied World Assurance Co. Holdings Ltd.	50,195
34,961	American Equity Investment Life Holding Co.	443,305
15,285	Aspen Insurance Holdings Ltd.	459,314
33,394	CNA Surety Corp.*	802,458
20,969	CNO Financial Group, Inc.*	132,734
137,179	Flagstone Reinsurance Holdings SA	1,681,814
15,488	Global Indemnity PLC*	308,443
5,252	Kansas City Life Insurance Co.	165,701
70,094	Maiden Holdings Ltd.	560,752
45,668	Montpelier Re Holdings Ltd.	906,510
39,128	Platinum Underwriters Holdings Ltd.	1,729,458
8,928	Presidential Life Corp.	84,637
1,780	StanCorp Financial Group, Inc.	79,406
14,769	Symetra Financial Corp.	195,394
8,249	United Fire & Casualty Co.	165,351

		7,765,472

Internet & Catalog Retail — 0.1%
24,857	Gaiam, Inc.	189,659

Internet Software & Services — 0.8%
72,386	Marchex, Inc. Class B	689,114
131,172	RealNetworks, Inc.*	493,207

		1,182,321

IT Services* — 1.4%
133,641	Ciber, Inc.	609,403
7,874	CSG Systems International, Inc.	153,149
66,490	Lionbridge Technologies, Inc.	255,322
4,967	ManTech International Corp.	199,698
22,448	VeriFone Systems, Inc.	896,573

		2,114,145

Shares	Description	Value
Common Stocks — (continued)
Leisure Equipment & Products — 0.2%
30,199	Callaway Golf Co.	$221,963
1,448	Polaris Industries, Inc.	111,380

		333,343

Life Sciences Tools & Services* — 0.7%
48,238	Accelrys, Inc.	396,516
99,481	Affymetrix, Inc.	482,483
23,292	Albany Molecular Research, Inc.	116,227

		995,226

Machinery — 4.0%
23,411	Albany International Corp.	527,918
5,747	American Railcar Industries, Inc.*	109,021
9,361	Astec Industries, Inc.*	281,766
28,384	Briggs & Stratton Corp.	566,829
18,363	EnPro Industries, Inc.*	762,248
20,596	Kadant, Inc.*	435,811
32,415	Miller Industries, Inc.	494,653
43,436	Mueller Industries, Inc.	1,420,357
9,732	NACCO Industries, Inc.	975,633
2,177	Robbins & Myers, Inc.	90,411
3,642	Sauer-Danfoss, Inc.*	104,343
22,287	Tecumseh Products Co.*	269,227

		6,038,217

Media* — 0.5%
7,622	AH Belo Corp.	61,814
9,071	Ascent Media Corp.	345,061
82,292	Journal Communications, Inc.	395,002

		801,877

Metals & Mining — 1.8%
16,920	Brush Engineered Materials, Inc.*	591,861
6,655	Haynes International, Inc.	324,232
65,280	Hecla Mining Co.*	587,520
12,724	Kaiser Aluminum Corp.	607,062
12,548	Noranda Aluminum Holding Corp.*	185,585
3,983	Olympic Steel, Inc.	109,015
3,546	Titanium Metals Corp.*	66,842
1,841	Walter Energy, Inc.	239,827

		2,711,944

Multi-Utilities — 0.6%
27,927	Black Hills Corp.	866,016

Multiline Retail — 0.7%
4,229	Dillard’s, Inc.	167,976
64,292	Fred’s, Inc.	863,441

		1,031,417

Oil, Gas & Consumable Fuels — 6.2%
3,259	Arch Coal, Inc.	111,621
15,622	Cloud Peak Energy, Inc.*	355,713
20,331	Delek US Holdings, Inc.	169,357
21,759	Frontier Oil Corp.*	452,587
45,417	International Coal Group, Inc.*	420,107

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
5,864	James River Coal Co.*	$131,852
46,819	PetroQuest Energy, Inc.*	367,061
3,328	REX American Resources Corp.*	50,120
34,946	Stone Energy Corp.*	812,495
94,549	Tesoro Corp.*(a)	1,820,068
79,575	USEC, Inc.*	441,641
94,643	W&T Offshore, Inc.	1,925,985
184,438	Western Refining, Inc.*	2,246,455

		9,305,062

Paper & Forest Products — 1.7%
21,920	Clearwater Paper Corp.*	1,733,434
2,602	Domtar Corp.	228,794
35,575	KapStone Paper and Packaging Corp.*	605,842

		2,568,070

Personal Products* — 0.4%
51,422	Prestige Brands Holdings, Inc.	567,699

Pharmaceuticals* — 0.8%
3,005	Impax Laboratories, Inc.	69,776
17,547	King Pharmaceuticals, Inc.	249,869
15,760	The Medicines Co.	247,117
37,355	ViroPharma, Inc.	612,622

		1,179,384

Professional Services — 1.3%
30,594	CDI Corp.	491,340
61,355	Kelly Services, Inc.*	1,207,160
8,316	SFN Group, Inc.*	80,499
19,282	Volt Information Sciences, Inc.*(b)	132,467

		1,911,466

Real Estate Investment Trusts — 12.0%
7,962	Acadia Realty Trust	147,138
19,980	Agree Realty Corp.	464,535
63,850	American Campus Communities, Inc.	2,064,909
8,859	American Capital Agency Corp.	254,165
6,822	Anworth Mortgage Asset Corp.	46,867
46,875	Ashford Hospitality Trust*	457,031
6,657	Chatham Lodging Trust	110,107
28,471	Chesapeake Lodging Trust	521,019
2,379	EastGroup Properties, Inc.	103,701
26,441	Equity Lifestyle Properties, Inc.	1,503,964
7,515	Excel Trust, Inc.	96,042
56,245	Extra Space Storage, Inc.	1,081,591
87,707	Franklin Street Properties Corp.	1,314,728
48,812	Healthcare Realty Trust, Inc.	1,025,052
2,324	Highwoods Properties, Inc.	76,157
38,707	LTC Properties, Inc.	1,058,249
158,406	MPG Office Trust, Inc.*(b)	582,934
23,310	National Health Investors, Inc.	1,065,966
32,815	National Retail Properties, Inc.	815,453
5,648	Nationwide Health Properties, Inc.	212,082

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
67,822	OMEGA Healthcare Investors, Inc.	$1,511,074
3,737	One Liberty Properties, Inc.	60,465
42,203	Potlatch Corp.	1,567,841
4,712	Rayonier, Inc.	278,998
39,766	Starwood Property Trust, Inc.	895,133
12,083	Universal Health Realty Income Trust	439,217
8,748	Urstadt Biddle Properties	169,799

		17,924,217

Road & Rail — 0.8%
13,865	Universal Truckload Services, Inc.*	206,589
39,391	Werner Enterprises, Inc.	970,988

		1,177,577

Semiconductors & Semiconductor Equipment* — 2.5%
28,303	DSP Group, Inc.	211,990
18,580	Integrated Device Technology, Inc.	118,540
10,636	Integrated Silicon Solution, Inc.	110,827
254,341	Lattice Semiconductor Corp.	1,584,544
6,695	LTX-Credence Corp.	59,351
25,636	Photronics, Inc.	168,941
140,199	Silicon Image, Inc.	961,765
3,194	Standard Microsystems Corp.	76,816
3,211	Tessera Technologies, Inc.	55,615
34,885	Zoran Corp.	331,059

		3,679,448

Software — 1.6%
2,826	Blackbaud, Inc.	74,295
13,111	CommVault Systems, Inc.*	404,999
6,593	Epicor Software Corp.*	68,303
43,661	Magma Design Automation, Inc.*	237,079
27,073	Mentor Graphics Corp.*	344,775
6,869	MicroStrategy, Inc.*	730,587
10,029	QAD, Inc.*	86,049
19,030	Quest Software, Inc.*	491,355

		2,437,442

Specialty Retail — 3.7%
7,039	Asbury Automotive Group, Inc.*	129,588
34,377	Brown Shoe Co., Inc.	435,557
19,148	Build-A-Bear Workshop, Inc.*	146,674
17,700	Cabela’s, Inc.*	440,730
6,079	Genesco, Inc.*	225,713
37,858	Group 1 Automotive, Inc.	1,432,547
38,651	Lithia Motors, Inc.	521,788
22,506	Pacific Sunwear of California, Inc.*	95,876
8,753	Penske Automotive Group, Inc.*	147,926
12,614	Shoe Carnival, Inc.*	312,196
31,957	Sonic Automotive, Inc.	397,865
72,703	Stage Stores, Inc.	1,126,896

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
2,074	Zumiez, Inc.*	$48,158

		5,461,514

Textiles, Apparel & Luxury Goods — 1.1%
5,317	Columbia Sportswear Co.(b)	324,231
28,804	Kenneth Cole Productions, Inc.*	392,886
11,299	Movado Group, Inc.*	162,819
4,873	Oxford Industries, Inc.	115,344
22,681	Perry Ellis International, Inc.*	638,470

		1,633,750

Thrifts & Mortgage Finance — 2.1%
51,474	Astoria Financial Corp.	732,990
57,379	Brookline Bancorp, Inc.	621,415
82,431	NewAlliance Bancshares, Inc.	1,232,343
41,691	Northwest Bancshares, Inc.	488,410
5,892	Provident Financial Services, Inc.	86,318

		3,161,476

Tobacco — 0.2%
66,113	Alliance One International, Inc.*	253,213
2,494	Universal Corp.	94,497

		347,710

Trading Companies & Distributors* — 0.1%
9,894	H&E Equipment Services, Inc.	114,968
3,928	United Rentals, Inc.	104,681

		219,649

Wireless Telecommunication Services — 0.6%
50,890	USA Mobility, Inc.	869,201

TOTAL COMMON STOCKS		$146,045,992

Investment Company — 0.1%
10,178	THL Credit, Inc.	$130,075

Units	Description	Expiration Month	Value
Warrant* — 0.0%
635	Granite Broadcasting Corp.	06/12	$—

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.4%
Repurchase Agreement — 2.4%
Joint Repurchase Agreement Account II
$3,700,000	0.220%	02/01/11	$3,700,000
Maturity Value: $3,700,023

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$149,876,067

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 2.1%
Financial Square Money Market Fund
3,101,819	0.165%	$3,101,819

TOTAL INVESTMENTS — 102.2%		$152,977,886

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(3,339,433)

NET ASSETS — 100.0%		$149,638,453

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b) All or a portion of security is on loan.

(c) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	36	March 2011	$2,808,720	$35,584

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$117,189,229

Gross unrealized gain	38,628,102
Gross unrealized loss	(2,839,445)

Net unrealized security gain	$35,788,657

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 2.4%
60,014	Honeywell International, Inc.	$3,361,384
93,582	Northrop Grumman Corp.	6,485,233
6,463	Rockwell Collins, Inc.	414,537
18,372	The Boeing Co.	1,276,486

		11,537,640

Air Freight & Logistics — 2.0%
2,535	Expeditors International of Washington, Inc.	128,448
5,859	FedEx Corp.	529,185
126,066	United Parcel Service, Inc. Class B	9,028,847

		9,686,480

Auto Components — 1.6%
14,447	Autoliv, Inc.	1,109,530
1,637	BorgWarner, Inc.*	110,334
84,104	Johnson Controls, Inc.	3,228,752
54,200	TRW Automotive Holdings Corp.*	3,233,572

		7,682,188

Beverages — 1.0%
3,014	Dr. Pepper Snapple Group, Inc.	106,786
10,187	Hansen Natural Corp.*	576,992
8,220	Molson Coors Brewing Co. Class B	385,271
59,037	The Coca-Cola Co.	3,710,476

		4,779,525

Biotechnology* — 2.3%
111,504	Amgen, Inc.	6,141,640
12,232	Biogen Idec, Inc.	800,829
23,366	Celgene Corp.	1,204,050
3,683	Cephalon, Inc.	217,592
74,870	Gilead Sciences, Inc.	2,873,511

		11,237,622

Capital Markets — 2.1%
126,706	Bank of New York Mellon Corp.	3,957,028
16,878	Franklin Resources, Inc.	2,036,331
70,301	Morgan Stanley & Co.	2,066,850
90,828	SEI Investments Co.	2,102,668

		10,162,877

Chemicals — 1.8%
13,273	Ashland, Inc.	770,630
935	CF Industries Holdings, Inc.	126,262
4,221	E.I. du Pont de Nemours and Co.	213,920
26,629	Eastman Chemical Co.	2,472,769
78,056	Huntsman Corp.	1,358,955
15,155	Monsanto Co.	1,112,074
1,749	Sigma-Aldrich Corp.	111,324
3,974	The Dow Chemical Co.	140,998

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
5,346	The Mosaic Co.	$433,240
17,494	The Scotts Miracle-Gro Co.	903,915
15,871	The Sherwin-Williams Co.	1,344,750

		8,988,837

Commercial Banks — 2.6%
7,486	PNC Financial Services Group, Inc.	449,160
115,903	U.S. Bancorp	3,129,381
271,855	Wells Fargo & Co.	8,813,539

		12,392,080

Commercial Services & Supplies* — 0.0%
3,003	Copart, Inc.	117,868

Communications Equipment — 1.6%
286,675	Cisco Systems, Inc.*	6,063,177
4,518	Juniper Networks, Inc.*	167,708
30,652	Motorola Solutions, Inc.*	1,188,378
78,337	Tellabs, Inc.	415,186

		7,834,449

Computers & Peripherals — 3.0%
352,836	Dell, Inc.*	4,643,322
14,470	Hewlett-Packard Co.	661,134
8,218	Lexmark International, Inc.*	286,315
58,679	NetApp, Inc.*	3,211,502
46,237	QLogic Corp.*	823,481
84,075	SanDisk Corp.*	3,814,483
35,677	Western Digital Corp.*	1,213,731

		14,653,968

Construction & Engineering* — 0.0%
2,369	URS Corp.	105,302

Consumer Finance — 1.1%
106,414	Capital One Financial Corp.	5,124,898

Diversified Consumer Services* — 0.1%
4,011	Apollo Group, Inc.	165,534
1,397	ITT Educational Services, Inc.	91,978

		257,512

Diversified Financial Services — 3.3%
297,046	Bank of America Corp.	4,078,442
559,949	Citigroup, Inc.*	2,698,954
198,516	JPMorgan Chase & Co.	8,921,309
9,470	Moody’s Corp.	278,134

		15,976,839

Diversified Telecommunication Services — 2.3%
343,990	AT&T, Inc.(a)	9,466,605
46,347	Verizon Communications, Inc.	1,650,880

		11,117,485

Electric Utilities — 1.5%
301,575	Duke Energy Corp.	5,392,161
42,365	Exelon Corp.	1,800,936

		7,193,097

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — 1.1%
73,431	Emerson Electric Co.	$4,323,617
2,856	General Cable Corp.*	105,700
11,261	Rockwell Automation, Inc.	912,254

		5,341,571

Electronic Equipment, Instruments & Components* — 1.2%
103,987	Flextronics International Ltd.	830,856
173,423	Ingram Micro, Inc.	3,423,370
106,708	Vishay Intertechnology, Inc.	1,760,682

		6,014,908

Energy Equipment & Services — 0.4%
4,695	Core Laboratories NV	428,466
10,786	Exterran Holdings, Inc.*	267,601
2,113	Helmerich & Payne, Inc.	124,096
1,613	Oceaneering International, Inc.*	124,572
9,015	Oil States International, Inc.*	610,856
4,836	Patterson-UTI Energy, Inc.	112,872
940	SEACOR Holdings, Inc.	99,349
6,623	Weatherford International Ltd.*	157,098

		1,924,910

Food & Staples Retailing — 1.5%
37,543	Costco Wholesale Corp.	2,697,089
6,586	CVS Caremark Corp.	225,241
77,965	Wal-Mart Stores, Inc.	4,371,498
3,709	Walgreen Co.	149,992

		7,443,820

Food Products — 1.8%
168,012	Archer-Daniels-Midland Co.	5,488,952
4,244	Corn Products International, Inc.	195,776
189,705	Tyson Foods, Inc.	3,120,647

		8,805,375

Health Care Equipment & Supplies — 0.8%
1,383	Beckman Coulter, Inc.	99,590
250,705	Boston Scientific Corp.*	1,749,921
75,951	CareFusion Corp.*	1,954,219
3,042	DENTSPLY International, Inc.	107,930

		3,911,660

Health Care Providers & Services — 1.9%
85,519	Cardinal Health, Inc.	3,549,894
12,454	Coventry Health Care, Inc.*	373,246
24,189	Humana, Inc.*	1,402,236
29,237	UnitedHealth Group, Inc.	1,200,179
43,964	WellPoint, Inc.*	2,731,044

		9,256,599

Hotels, Restaurants & Leisure — 1.8%
58,486	Carnival Corp.	2,614,909
2,363	Chipotle Mexican Grill, Inc.*	517,308
7,921	McDonald’s Corp.	583,540
151,949	Starbucks Corp.	4,790,952

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
2,930	Wynn Resorts Ltd.	$340,847

		8,847,556

Household Durables — 0.8%
5,194	Garmin Ltd.(b)	160,131
46,329	Harman International Industries, Inc.*	2,006,972
6,204	Lennar Corp.	120,110
27,491	Mohawk Industries, Inc.*	1,527,125

		3,814,338

Household Products — 2.1%
13,782	Colgate-Palmolive Co.	1,058,044
147,822	The Procter & Gamble Co.	9,332,003

		10,390,047

Industrial Conglomerates — 1.8%
405,978	General Electric Co.	8,176,397
12,520	Textron, Inc.	329,151

		8,505,548

Insurance — 3.0%
3,207	ACE Ltd.	197,519
3,445	Aspen Insurance Holdings Ltd.	103,522
6,382	Assurant, Inc.	250,366
22,656	Berkshire Hathaway, Inc. Class B*	1,852,128
10,447	Everest Re Group Ltd.	880,473
47,684	Loews Corp.	1,909,744
58,937	MetLife, Inc.	2,697,547
2,163	PartnerRe Ltd.	177,106
12,860	The Travelers Cos., Inc.	723,504
237,567	Unum Group	5,924,921

		14,716,830

Internet & Catalog Retail — 1.5%
32,043	Amazon.com, Inc.*	5,435,775
43,803	Expedia, Inc.	1,102,083
2,455	Netflix, Inc.*	525,566

		7,063,424

Internet Software & Services — 1.4%
1	AOL, Inc.*	24
8,266	eBay, Inc.*	250,956
9,575	Google, Inc.*	5,748,447
28,850	VeriSign, Inc.	970,802

		6,970,229

IT Services — 2.5%
194,118	Accenture PLC	9,991,253
3,708	Amdocs Ltd.*	108,051
3,386	International Business Machines Corp.	548,532
31,248	Teradata Corp.*	1,343,352

		11,991,188

Machinery — 2.9%
21,069	AGCO Corp.*	1,068,198
8,032	CNH Global NV*	388,990
22,545	Cummins, Inc.	2,387,065

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
19,112	Eaton Corp.	$2,063,331
1,111	Joy Global, Inc.	96,857
58,812	Oshkosh Corp.*	2,229,563
9,936	Parker Hannifin Corp.	888,378
62,975	The Toro Co.	3,830,139
20,319	Timken Co.	955,399
1,694	WABCO Holdings, Inc.*	98,930

		14,006,850

Media — 3.2%
70,001	Comcast Corp.	1,592,523
141,039	Comcast Corp. Special Class A	3,023,876
198,539	DISH Network Corp.*	4,191,158
76,879	News Corp.	1,154,723
177,085	Time Warner, Inc.	5,569,323

		15,531,603

Metals & Mining — 1.9%
5,626	Freeport-McMoRan Copper & Gold, Inc.	611,827
92,718	Newmont Mining Corp.	5,105,980
5,020	Schnitzer Steel Industries, Inc.	309,734
45,449	Southern Copper Corp.	2,037,024
10,961	Titanium Metals Corp.*	206,615
8,202	Walter Energy, Inc.	1,068,475

		9,339,655

Multi-Utilities — 1.2%
38,968	Dominion Resources, Inc.	1,696,667
45,459	Integrys Energy Group, Inc.	2,163,394
13,402	NiSource, Inc.	249,545
37,722	Sempra Energy	1,964,184

		6,073,790

Oil, Gas & Consumable Fuels — 12.6%
18,163	Arch Coal, Inc.	622,083
146,680	Chevron Corp.	13,924,332
9,070	Cimarex Energy Co.	944,459
184,728	ConocoPhillips	13,200,663
27,909	Devon Energy Corp.	2,475,249
247,060	Exxon Mobil Corp.	19,932,801
11,441	Hess Corp.	962,417
13,158	Murphy Oil Corp.	872,375
2,917	Newfield Exploration Co.*	213,437
22,802	Sunoco, Inc.	967,945
37,981	Tesoro Corp.*	731,134
246,246	Valero Energy Corp.	6,244,799

		61,091,694

Paper & Forest Products — 0.2%
7,069	Domtar Corp.	621,577
12,722	International Paper Co.	367,412

		988,989

Personal Products — 0.1%
7,099	Herbalife Ltd.	463,778

Pharmaceuticals — 5.8%
427,582	Eli Lilly & Co.	14,867,026
21,786	Johnson & Johnson	1,302,149
26,421	Merck & Co., Inc.	876,385

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
618,914	Pfizer, Inc.	$11,276,613

		28,322,173

Professional Services — 0.1%
8,168	Manpower, Inc.	527,408
4,885	Robert Half International, Inc.	153,193

		680,601

Real Estate Investment Trusts — 3.5%
8,504	AvalonBay Communities, Inc.	985,869
16,029	Plum Creek Timber Co., Inc.	671,134
3,115	Public Storage	339,473
95,469	Rayonier, Inc.	5,652,720
91,652	Simon Property Group, Inc.	9,298,095
5,963	Weyerhaeuser Co.	138,222

		17,085,513

Semiconductors & Semiconductor Equipment — 2.8%
429,955	Intel Corp.	9,226,834
9,105	Intersil Corp.	137,668
3,643	Lam Research Corp.*	181,749
71,332	Marvell Technology Group Ltd.*	1,356,021
146,438	Micron Technology, Inc.*	1,543,457
2,308	Silicon Laboratories, Inc.*	102,660
33,431	Texas Instruments, Inc.	1,133,645

		13,682,034

Software — 5.9%
759,789	Microsoft Corp.	21,065,150
200,416	Oracle Corp.	6,419,324
3,940	Salesforce.com, Inc.*	508,812
33,401	Symantec Corp.*	588,192

		28,581,478

Specialty Retail — 1.5%
20,660	Advance Auto Parts, Inc.	1,321,000
21,604	AutoNation, Inc.*(b)	620,251
2,007	AutoZone, Inc.*	508,835
5,841	Guess?, Inc.	249,878
59,863	Limited Brands, Inc.	1,750,394
3,463	O’Reilly Automotive, Inc.*	196,802
37,770	Ross Stores, Inc.	2,462,604

		7,109,764

Textiles, Apparel & Luxury Goods — 0.3%
9,231	Coach, Inc.	499,305
7,608	Fossil, Inc.*	540,548
4,075	NIKE, Inc. Class B	336,106

		1,375,959

Thrifts & Mortgage Finance — 0.1%
26,783	Hudson City Bancorp, Inc.	294,077

Tobacco — 2.7%
164,770	Lorillard, Inc.	12,397,295
9,171	Philip Morris International, Inc.	524,948

		12,922,243

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — 0.1%
4,904	MSC Industrial Direct Co., Inc.	$291,445
3,200	W.W. Grainger, Inc.	420,704

		712,149

Wireless Telecommunication Services* — 0.5%
513,562	Sprint Nextel Corp.	2,321,300

TOTAL COMMON STOCKS		$474,430,320

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.7%
Repurchase Agreement — 2.7%
Joint Repurchase Agreement Account II
$13,100,000	0.220%	02/01/11	$13,100,000
Maturity Value: $13,100,080

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$487,530,320

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.1%
Financial Square Money Market Fund
744,350	0.165%	$744,350

TOTAL INVESTMENTS — 100.5%		$488,274,670

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,649,588)

NET ASSETS — 100.0%		$485,625,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b) All or a portion of security is on loan.

(c) Joint repurchase agreement was entered into on January 31, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2011.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	173	March 2011	$11,092,760	$216,857

TAX INFORMATION — At January 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$403,107,560

Gross unrealized gain	94,136,964
Gross unrealized loss	(8,969,854)

Net unrealized security gain	$85,167,110

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of January 31, 2011:

Balanced	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$79,920,396	$17,032	$—
Fixed Income
Corporate Obligations	—	10,214,046	—
Mortgage-Backed Obligations	—	23,907,487	—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	4,173,818	674,743	—
Asset-Backed Securities	—	6,383,791	—
Foreign Debt Obligations	—	894,928	—
Government Guarantee Obligations	—	1,843,666	—
Municipal Debt Obligations	—	826,623	—
Structured Notes	—	352,425	—
Short-term Investments	—	13,400,000	—
Securities Lending Reinvestment Vehicle	587,600	—	—
Derivatives	41,530	126,990	—

Total	$84,723,344	$58,641,731	$—

Liabilities
Derivatives	$(58,495)	$(257,819)	$—

Structured Large Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$678,054,184	$—	$—
Short-term Investments	—	15,900,000	—
Securities Lending Reinvestment Vehicle	4,966,300	—	—
Derivatives	72,197	—	—

Total	$683,092,681	$15,900,000	$—

Structured Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$673,231,316	$—	$—
Short-term Investments	—	15,900,000	—
Securities Lending Reinvestment Vehicle	4,993,150	—	—
Derivatives	73,119	—	—

Total	$678,297,585	$15,900,000	$—

Structured Small Cap Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$329,303,221	$—	$—
Short-term Investments	—	7,600,000	—
Securities Lending Reinvestment Vehicle	8,163,769	—	—
Derivatives	40,350	—	—

Total	$337,507,340	$7,600,000	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Structured Small Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$44,739,023	$—	$—
Short-term Investments	—	1,000,000	—
Securities Lending Reinvestment Vehicle	467,844	—	—

Total	$45,206,867	$1,000,000	$—

Liabilities
Derivatives	$(17,666)	$—	$—

Structured Small Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$146,176,067	$—	$—
Short-term Investments	—	3,700,000	—
Securities Lending Reinvestment Vehicle	3,101,819	—	—
Derivatives	35,584	—	—

Total	$149,313,470	$3,700,000	$—

Structured U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$474,430,320	$—	$—
Short-term Investments	—	13,100,000	—
Securities Lending Reinvestment Vehicle	744,350	—	—
Derivatives	216,857	—	—

Total	$475,391,527	$13,100,000	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
      The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
      Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Balanced Fund may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Fund’s credit default swaps are disclosed in the Additional Investment Information section of the Schedule of Investments. The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
      The following tables set forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of January 31, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to the Funds’ contracts, and therefore are not representative of the Funds’ net exposure.
Balanced

Risk		Assets	Liabilities

Interest Rate		$141,841	$(273,856	)(a)

Credit		8,391	—

Equity		3,311	—

Currency		14,977	(42,458)

Total		$168,520	$(316,314)

Risk	Fund	Assets	Liabilities

Equity	Structured Large Cap Growth	$72,197	$—

Equity	Structured Large Cap Value	73,119	—

Equity	Structured Small Cap Equity	40,350	—

Equity	Structured Small Cap Growth	—	(17,666)

Equity	Structured Small Cap Value	35,584	—

Equity	Structured U.S. Equity	216,857	—

(a) Aggregate amount includes $215,361 which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.
Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Fund will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2011, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Balanced	$13,400,000

Structured Large Cap Growth	15,900,000

Structured Large Cap Value	15,900,000

Structured Small Cap Equity	7,600,000

Structured Small Cap Growth	1,000,000

Structured Small Cap Value	3,700,000

Structured U.S. Equity	13,100,000

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Barclays Capital, Inc.	$4,590,000,000	0.21%	02/01/11	$4,590,026,775

BNP Paribas Securities Co.	5,000,000,000	0.21	02/01/11	5,000,029,167

BNP Paribas Securities Co.	3,000,000,000	0.22	02/01/11	3,000,018,333

BNP Paribas Securities Co.	250,000,000	0.24	02/01/11	250,001,667

Citibank N.A.	250,000,000	0.24	02/01/11	250,001,667

Citigroup Global Markets, Inc.	1,250,000,000	0.24	02/01/11	1,250,008,333

Credit Agricole Securities	1,000,000,000	0.22	02/01/11	1,000,006,111

Deutsche Bank Securities, Inc.	2,485,000,000	0.22	02/01/11	2,485,015,186

JPMorgan Securities	1,000,000,000	0.21	02/01/11	1,000,005,833

JPMorgan Securities	490,000,000	0.22	02/01/11	490,002,994

Merrill Lynch & Co., Inc.	1,925,000,000	0.22	02/01/11	1,925,011,764

RBS Securities, Inc.	1,000,000,000	0.21	02/01/11	1,000,005,833

RBS Securities, Inc.	1,250,000,000	0.23	02/01/11	1,250,007,986

UBS Securities LLC	285,000,000	0.23	02/01/11	285,001,821

Wells Fargo Securities LLC	4,250,000,000	0.23	02/01/11	4,250,027,152

Wells Fargo Securities LLC	420,000,000	0.28	02/01/11	420,003,267

TOTAL				$28,445,173,889

At January 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.91 to 5.70%	01/27/21 to 10/29/37

Federal Home Loan Bank	0.000 to 7.125	02/25/11 to 07/15/36

Federal Home Loan Mortgage Corp.	0.00 to 7.00	02/28/11 to 02/01/41

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.00	01/15/13 to 01/15/28

Federal National Mortgage Association	0.00 to 10.35	03/23/11 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.00	11/15/12 to 05/15/29

Federal National Mortgage Association Principal-Only Stripped Security	0.00	03/23/28

Government National Mortgage Association	3.50 to 9.50	04/15/13 to 01/20/41

U.S. Treasury Bills	0.00	02/24/11 to 01/12/12

U.S. Treasury Bonds	4.500 to 8.125	05/15/21 to 05/15/38

U.S. Treasury Interest-Only Stripped Securities	0.00	02/15/11 to 11/15/26

U.S. Treasury Notes	0.625 to 5.000	07/31/11 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $29,026,167,879.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     Effective December 29, 2010, the Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund. Prior to December 29, 2010, the Funds invested the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, was exempt from registration under Section 3(c)(7) of the Act and managed by GSAM, for which GSAM received an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invested primarily in short-term investments, but was not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS
Schedule of Investments (continued)
January 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Structured Notes — The Balanced Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Fund will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must “set aside” liquid assets, or engage in other appropriate measures to “cover” their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these funds, accounts or individuals of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	March 31, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2011

* Print the name and title of each signing officer under his or her signature.